UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04719
                                                    -----------

                           The Gabelli Westwood Funds
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
                 ----------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                              --------------

                  Date of reporting period: September 30, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                       THE
                                     GABELLI
                                    WESTWOOD
                                      FUNDS



                                   EQUITY FUND
                                  BALANCED FUND
                             INTERMEDIATE BOND FUND
                              SMALLCAP EQUITY FUND
                                   REALTY FUND
                              MIGHTY MITES(SM) FUND


                                  ANNUAL REPORT
                               SEPTEMBER 30, 2004

                           THE GABELLI WESTWOOD FUNDS
                           ==========================

              EQUITY FUND                   SMALLCAP EQUITY FUND
              BALANCED FUND                 REALTY FUND
              INTERMEDIATE BOND FUND        MIGHTY MITES(SM) FUND

                      CLASS AAA SHARES                                               CLASS A SHARES
---------------------------------------------------------     ---------------------------------------------------------
   Average Annual Returns -- September 30, 2004 (a)(e)           Average Annual Returns -- September 30, 2004 (a)(b)(e)
                                                   Since                                                   Since
                      1 Year   5 Year   10 Year  Inception               1 Year      5 Year    10 Year   Inception
                     -------------------------------------              ------------------------------------------
Equity .............  18.08%    3.20%    11.91%  11.49%                  13.00%      2.09%     11.14%      11.04%
Balanced ...........  11.28     4.65     10.47   10.34                    6.56       3.55       9.75        9.69
Intermediate Bond ..   1.95     6.47      6.64    6.32                   (2.22)      5.54       6.18        5.96
SmallCap Equity ....  11.00    (5.51)       --    4.88                    6.46      (6.34)        --        4.22
Realty .............  22.47    17.60        --    9.58                   17.27      16.45         --        8.82
Mighty Mites(SM) ...  13.55    10.99        --   13.06                    8.76       9.93         --       12.21

                      CLASS B SHARES                                                 CLASS C SHARES
---------------------------------------------------------     ---------------------------------------------------------
  Average Annual Returns -- September 30, 2004 (a)(c)(e)        Average Annual Returns -- September 30, 2004 (a)(d)(e)
                                                   Since                                                   Since
                      1 Year   5 Year   10 Year  Inception               1 Year      5 Year    10 Year   Inception
                     -------------------------------------              ------------------------------------------
Equity .............  12.20%    2.49%    11.46%  11.21%                  16.11%      2.65%     11.45%      11.21%
Balanced ...........   5.41     3.94     10.05    9.92                    9.48       4.22       10.11       9.96
Intermediate Bond ..  (3.72)    5.70      6.34    6.08                    0.46       6.00        6.41       6.14
SmallCap Equity ....   5.34    (6.16)       --    4.54                    9.31      (5.70)        --        4.74
Realty .............  16.83    17.17        --    9.36                   20.71      17.40         --        9.45
Mighty Mites(SM) ...   7.69    10.31        --   12.63                   11.74      10.48         --       12.65

(a)  TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT  CHANGES IN SHARE PRICE AND  REINVESTMENT OF DIVIDENDS AND ARE NET
     OF EXPENSES. OF COURSE, RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURNS
     AND THE PRINCIPAL VALUE OF AN INVESTMENT  WILL  FLUCTUATE.  WHEN SHARES ARE REDEEMED THEY MAY BE WORTH MORE OR LESS
     THAN THEIR ORIGINAL COST.  CURRENT  PERFORMANCE  MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA  PRESENTED. VISIT
     WWW.GABELLI.COM  FOR  PERFORMANCE  INFORMATION  AS OF THE MOST RECENT  MONTH-END.  INVESTORS  SHOULD  CONSIDER  THE
     INVESTMENT  OBJECTIVES,  RISKS AND  CHARGES AND  EXPENSES OF THE FUND  CAREFULLY  BEFORE  INVESTING. THE PROSPECTUS
     CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
(b)  INCLUDES THE EFFECT OF THE MAXIMUM 4.0% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c)  INCLUDES THE EFFECT OF THE APPLICABLE  CONTINGENT DEFERRED SALES CHARGE UPON REDEMPTION OF CLASS B SHARES WITHIN 72
     MONTHS.
(d)  INCLUDES THE EFFECT OF THE APPLICABLE  CONTINGENT DEFERRED SALES CHARGE UPON REDEMPTION OF CLASS C SHARES WITHIN 12
     MONTHS.
(e)  THE  PERFORMANCE OF THE CLASS AAA SHARES IS USED TO CALCULATE  PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF
     CLASS A SHARES,  CLASS B SHARES AND CLASS C SHARES. THE PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD
     HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE INCEPTION DATES FOR THE
     CLASS AAA SHARES AND THE INITIAL  ISSUANCE  DATES FOR THE CLASS A SHARES,  CLASS B SHARES AND CLASS C SHARES  AFTER
     WHICH SHARES REMAINED CONTINUOUSLY OUTSTANDING ARE LISTED BELOW.

                                   Class AAA Shares     Class A Shares    Class B Shares    Class C Shares
                                   ----------------    ---------------    --------------    --------------
    Equity .....................       01/02/87            01/28/94          03/27/01          02/13/01
    Balanced ...................       10/01/91            04/06/93          03/27/01          09/25/01
    Intermediate Bond ..........       10/01/91            07/26/01          03/27/01          10/22/01
    SmallCap Equity ............       04/15/97            11/26/01          03/27/01          11/26/01
    Realty .....................       09/30/97            05/09/01          11/26/01          11/26/01
    Mighty Mites(SM) .............     05/11/98            11/26/01          06/06/01          08/03/01

EQUITY FUND
PERFORMANCE DISCUSSION

      For the twelve months ended September 30, 2004, the Equity Fund's Class AAA Shares posted a return of 18.08% versus a 16.41% for the average Large-Cap Value fund tracked by Lipper Inc. The Fund ranked in the top quartile of this Lipper fund peer group. The Standard & Poor's (S&P) 500 Index returned 13.86% during the past twelve months, trailing the Fund by approximately 4%.

      After an 8.3% third quarter Gross Domestic Product (GDP) reading and accelerated growth in corporate earnings, large cap equities concluded the 2003 calendar year with exceptional performance. Subsequently, however, uncertainty has concerned investors with an early identification of the policy differences of the Presidential nominees, a continuation of violence in Iraq, and three consecutive 25 basis point increases in the Fed Funds rate. Combining these factors with sharp energy price increases, rational investors began to factor into equity prices a slower growth rate in both GDP and corporate profits. From mid-March through September, the return of the S&P 500 Index was nearly zero while the Fund returned over 4%. The S&P 500 Index declined 1.87% in the final three months of the period as the Fund increased slightly below 1%.

      Several factors contributing to the strong performance of the Fund during the fiscal year and to its outperformance of the S&P 500 Index were:

      o An overweight position in top performing Energy stocks such as integrated oil companies ChevronTexaco, ConocoPhillips, and Exxon Mobil as well as independent exploration & production companies Apache and Burlington Resources.

      o An underweight position in Health Care and Consumer Discretionary sectors.

      o  Stock selection in Technology (Apple in particular).

      o Exposure to the strength in metal prices spurred by Chinese demand in the past year (Alcoa).

      Stock selection in the Health Care, Consumer Discretionary and Utilities sectors were a negative factor that overall had very little impact. Stocks contributing the least to performance were Merck, LeapFrog, St. Paul's and Wyeth.

-----------------------------------------------------------------------------------------------------------------
                                AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2004*
                                --------------------------------------------------
                                                                                                          SINCE
                                                                                                        INCEPTION
                                     6 MONTHS    1 YEAR     3 YEAR    5 YEAR     10 YEAR     15 YEAR    (1/2/87)
                                     --------    ------     ------    ------     -------     -------    --------
  EQUITY FUND CLASS AAA ............   3.79%      18.08%     4.86%     3.20%      11.91%      10.55%     11.49%

  S&P 500 Index ....................  (0.18)      13.86      4.04     (1.31)      11.08       10.42      11.59
  Lipper Large-Cap Value Average ...   0.52       16.41      4.62      2.50       10.06        9.82      10.57

*  RETURNS  REPRESENT PAST  PERFORMANCE  AND DO NOT GUARANTEE  FUTURE  RESULTS.  TOTAL RETURNS AND AVERAGE ANNUAL
   RETURNS  REFLECT  CHANGES IN SHARE PRICE AND  REINVESTMENT  OF DIVIDENDS  AND ARE NET OF EXPENSES.  INVESTMENT
   RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE.  WHEN SHARES ARE REDEEMED,  THEY MAY BE WORTH
   MORE OR LESS  THAN  THEIR  ORIGINAL  COST.  THE S&P 500  INDEX  IS AN  UNMANAGED  INDICATOR  OF  STOCK  MARKET
   PERFORMANCE,  WHILE THE LIPPER AVERAGE  REFLECTS THE AVERAGE  PERFORMANCE  OF MUTUAL FUNDS  CLASSIFIED IN THIS
   PARTICULAR  CATEGORY.  CURRENT  PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED.  VISIT
   WWW.GABELLI.COM  FOR PERFORMANCE  INFORMATION AS OF THE MOST RECENT  MONTH-END.  INVESTORS SHOULD CONSIDER THE
   INVESTMENT OBJECTIVES,  RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING.  THE PROSPECTUS
   CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
   PERFORMANCE  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT  ANNUALIZED.  SEE PAGE 1 FOR FURTHER DETAILS ABOUT
   ADDITIONAL CLASSES OF SHARES.

-----------------------------------------------------------------------------------------------------------------

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                   THE EQUITY FUND CLASS AAA AND S&P 500 INDEX

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                     1 Year        5 Year       10 Year      Life of Fund
--------------------------------------------------------------------------------
Class AAA            18.08%         3.20%       11.91%          11.49%
--------------------------------------------------------------------------------

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

             Equity Fund (Class AAA)       S&P 500 Index
1/2/87               $10,000                 $10,000
9/87                 $13,148                 $13,585
9/88                 $11,779                 $11,902
9/89                 $15,323                 $15,823
9/90                 $13,700                 $14,361
9/91                 $16,386                 $18,826
9/92                 $17,068                 $20,905
9/93                 $20,509                 $23,616
9/94                 $22,384                 $24,485
9/95                 $28,170                 $31,760
9/96                 $35,742                 $38,213
9/97                 $49,899                 $53,663
9/98                 $49,185                 $58,536
9/99                 $58,909                 $74,803
9/00                 $70,273                 $84,729
9/01                 $59,809                 $62,183
9/02                 $50,754                 $49,454
9/03                 $58,413                 $61,506
9/04                 $68,974                 $70,030

* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


BALANCED FUND

PERFORMANCE DISCUSSION

      For the twelve months ended September 30, 2004, the Balanced Fund's Class AAA Shares posted a return of 11.28% versus a return of 9.20% for the average balanced fund tracked by Lipper Inc. Within that peer group, the Fund ranked in the top 20% for the fiscal year and the top 18% for the five year period ended September 30, 2004. The Fund also exceeded a common balanced benchmark comprised of 60% S&P 500 Index and 40% Lehman Brothers Government/Corporate Bond Index that returned 9.65%.

      The Fund is designed to provide exposure to equities with reduced overall risk (volatility) through investment in short-to-intermediate fixed income securities. With that fixed income maturity proviso, factors affecting the performance discussed above for the Equity Fund and the following discussion for Intermediate Bond Fund, also apply to their respective components in the Balanced Fund.

-----------------------------------------------------------------------------------------------------------------
                                AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2004*
                                --------------------------------------------------
                                                                                                          SINCE
                                                                                                        INCEPTION
                                            6 MONTHS     1 YEAR       3 YEAR     5 YEAR      10 YEAR    (10/1/91)
                                            --------     ------       ------     ------      -------    ---------
  BALANCED FUND CLASS AAA ................    2.44%      11.28%       5.52%      4.65%       10.47%       10.34%

  60% S&P 500 Index & 40% Lehman
    Bros. Gov't./Corporate Bond Index ....    0.00        9.65        4.95       2.31         9.75         9.37
  Lipper Balanced Fund Average ...........   (0.70)       9.20        4.45       2.35         8.34         9.41

*  RETURNS  REPRESENT PAST  PERFORMANCE  AND DO NOT GUARANTEE  FUTURE  RESULTS.  TOTAL RETURNS AND AVERAGE ANNUAL
   RETURNS  REFLECT  CHANGES IN SHARE PRICE AND  REINVESTMENT  OF DIVIDENDS  AND ARE NET OF EXPENSES.  INVESTMENT
   RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE.  WHEN SHARES ARE REDEEMED,  THEY MAY BE WORTH
   MORE OR LESS THAN THEIR ORIGINAL COST. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE
   AND THE LEHMAN  GOVERNMENT/CORPORATE  BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX THAT TRACKS THE TOTAL RETURN
   PERFORMANCE OF FIXED-RATE,  PUBLICLY PLACED,  DOLLAR-DENOMINATED  OBLIGATIONS. THE LIPPER AVERAGE REFLECTS THE
   AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR  CATEGORY.  CURRENT PERFORMANCE MAY BE LOWER
   OR HIGHER THAN THE PERFORMANCE DATA PRESENTED.  VISIT  WWW.GABELLI.COM  FOR PERFORMANCE  INFORMATION AS OF THE
   MOST RECENT MONTH-END.  INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF
   THE FUND CAREFULLY BEFORE INVESTING.  THE PROSPECTUS  CONTAINS MORE COMPLETE  INFORMATION ABOUT THIS AND OTHER
   MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.  PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE
   NOT ANNUALIZED. SEE PAGE 1 FOR FURTHER DETAILS ABOUT ADDITIONAL CLASSES OF SHARES.
-----------------------------------------------------------------------------------------------------------------

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
         THE BALANCED FUND CLASS AAA COMPOSITE OF 60% THE S&P 500 INDEX
           AND 40% THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                     1 Year        5 Year       10 Year      Life of Fund
--------------------------------------------------------------------------------
Class AAA            11.28%        4.65%        10.47%          10.34%
--------------------------------------------------------------------------------

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

                                             60% S&P 500 and 40% Lehman Bros.
             Balanced Fund (Class AAA)            Gov't./Corp. Bond Index
10/1/91              $10,000                              $10,000
9/92                 $10,797                              $11,192
9/93                 $12,622                              $12,575
9/94                 $13,291                              $12,644
9/95                 $16,212                              $15,624
9/96                 $19,297                              $17,810
9/97                 $24,762                              $22,814
9/98                 $25,460                              $25,229
9/99                 $28,658                              $29,272
9/00                 $32,495                              $32,392
9/01                 $30,620                              $28,926
9/02                 $29,062                              $26,439
9/03                 $32,325                              $30,994
9/04                 $35,956                              $33,984


* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INTERMEDIATE BOND FUND

PERFORMANCE DISCUSSION
      For the twelve months ended September 30, 2004, the Intermediate Bond Fund's Class AAA Shares returned 1.95% versus a return of 3.23% for the average intermediate bond fund tracked by Lipper Inc. The Lehman Brothers Government/Corporate Bond Index returned 3.33% for the same period.

      Treasury yields again ended the fiscal year below 5%; however, the yield curve flattened to reflect Federal Fund increases in the shorter maturities. The 30-year bond yield was essentially unchanged in comparison to one year earlier; yields increased an average of 1.00% on notes maturing in less than three years, while Treasury bill yields increased 75 basis points in step with Federal Reserve actions. Although the twelve-month average yield was 4.30% on the 10-year Treasury note, which serves as a benchmark for longer mortgage rates, it was exceptionally volatile. In March it rallied to 3.70%, in June it spiked to 4.89%, and then it rallied to end the year at 4.12%. During the closing six months the Lehman Index returned only 0.27%.

      For the year, spread sectors (those priced at a spread above similar maturity Treasury yields) outperformed the Treasury sector of the investment grade bond market. Securitized sectors (MBS -- backed by residential mortgages, CMBS -- backed by commercial mortgages, and ABS -- backed by credit cards, auto, home equity and manufactured housing loans) lagged the credit sectors: Utility, Industrial, Financial Institutions, and Non-Corporate. The longer duration investment grade corporate market benefited from a search for yield by investors. Utility and Financial Institutions were the top performing sectors, and long corporate bonds led all other maturity groups.

      During the fiscal year, the Fund maintained an underweight in long-duration securities and an overweight in higher rated corporate notes, both of which dampened performance. Fund relative performance was positively affected by holdings in CMBS and MBS, both of which outperformed the Lehman Brothers Government/Corporate Bond Index and U.S. Governments. Within the U.S. Treasury sector, maturity selection and an underweight position both benefited the Fund.

-----------------------------------------------------------------------------------------------------------------
                                AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2004*
                                --------------------------------------------------
                                                                                                          SINCE
                                                                                                        INCEPTION
                                            6 MONTHS     1 YEAR       3 YEAR     5 YEAR      10 YEAR    (10/1/91)
                                            --------     ------       ------     ------      -------    ---------
  INTERMEDIATE BOND FUND CLASS AAA .......   (0.02)%      1.95%       4.50%      6.47%        6.64%       6.32%

  Lehman Bros. Gov't./Corporate
    Bond Index ...........................    0.27        3.33        6.32       7.74         7.76        7.48
  Lipper Int. Investment Grade Debt
    Fund Average .........................    0.41        3.23        5.14       6.62         6.85        6.90

*  RETURNS  REPRESENT PAST  PERFORMANCE  AND DO NOT GUARANTEE  FUTURE  RESULTS.  TOTAL RETURNS AND AVERAGE ANNUAL
   RETURNS  REFLECT  CHANGES IN SHARE PRICE AND  REINVESTMENT  OF DIVIDENDS  AND ARE NET OF EXPENSES.  INVESTMENT
   RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE.  WHEN SHARES ARE REDEEMED,  THEY MAY BE WORTH
   MORE OR LESS THAN THEIR ORIGINAL COST. THE LEHMAN  GOVERNMENT/CORPORATE  BOND INDEX IS A MARKET VALUE-WEIGHTED
   INDEX THAT TRACKS THE PERFORMANCE OF FIXED-RATE,  PUBLICLY PLACED,  DOLLAR-DENOMINATED  OBLIGATIONS, WHILE THE
   LIPPER  AVERAGE  REFLECTS THE AVERAGE  PERFORMANCE  OF MUTUAL FUNDS  CLASSIFIED IN THIS  PARTICULAR  CATEGORY.
   CURRENT  PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE  DATA PRESENTED.  VISIT  WWW.GABELLI.COM  FOR
   PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH-END.  INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES,
   RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING.  THE PROSPECTUS  CONTAINS MORE COMPLETE
   INFORMATION  ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.  PERFORMANCE  RETURNS
   FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.  SEE PAGE 1 FOR FURTHER DETAILS ABOUT ADDITIONAL CLASSES OF
   SHARES.
-----------------------------------------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
                      INTERMEDIATE BOND FUND CLASS AAA AND
               THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                     1 Year        5 Year       10 Year      Life of Fund
--------------------------------------------------------------------------------
Class AAA            1.95%         6.47%         6.64%           6.32%
--------------------------------------------------------------------------------

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

              Intermediate Bond Fund               Lehman Bros. Gov't./
                    (Class AAA)                      Corp. Bond Index

10/1/91              $10,000                              $10,000
9/92                 $11,186                              $11,323
9/93                 $12,331                              $12,618
9/94                 $11,658                              $12,096
9/95                 $12,956                              $13,832
9/96                 $13,539                              $14,454
9/97                 $15,077                              $15,842
9/98                 $16,612                              $17,876
9/99                 $16,218                              $17,586
9/00                 $17,256                              $18,772
9/01                 $19,442                              $21,244
9/02                 $21,172                              $23,200
9/03                 $21,772                              $24,711
9/04                 $22,194                              $25,534


* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


SMALLCAP EQUITY FUND

PERFORMANCE DISCUSSION

      For the twelve months ended September 30, 2004, the Small Cap Equity Fund's Class AAA Shares produced a return of 11.00%, versus a 9.15% return for the Lipper Small Cap Growth Fund Average and an 18.77% return for the Russell 2000 Index. The Russell 2000 Index exceeded the S&P 500 Index by almost 5% during the past twelve months. Although the Fund did not exceed the Russell 2000 Index for the fiscal year as a whole, during the challenging market period since March, it outperformed by 680 basis points (6.80% excess return). For the fiscal year, the Fund ranked in the top 41% of its Lipper peer group; for the closing three months the Fund ranked in the top 1%.

      As in the larger cap index, the small cap Energy sector produced stellar returns over 70%. Materials and Processing followed with a 45% return, but Technology finished last for the fiscal year down 5%. Positive factors for fiscal year Fund performance relative to the Russell 2000 Index included: (1) an overweight position in Energy as well as stock selection that produced performance above 90%, and (2) superior stock selection in both Financial Services and Consumer Discretionary sectors. The major negatives were stock selection in Health Care and Technology combined with an overweight in Technology.

      Top performing stocks included Ceradyne Inc. (Basic Materials), crude oil producer Quicksilver Resources, Inc., computer software company SS&C Technologies Inc., machinery company Middleby Corp., and Shuffle Master Inc. (Consumer Discretionary). The following bottom performers were all sold during the year: health care company Merit Medical Systems, telecommunications-related companies Comtech Telecommunications Corp. (Technology) and CalAmp Corp. (Producer Durables), and semi-conductor-related companies OmniVision Technologies (Technology) and August Technology Corp. (Producer Durables).

-----------------------------------------------------------------------------------------------------------------
                                AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2004*
                                --------------------------------------------------
                                                                                                          SINCE
                                                                                                        INCEPTION
                                                 6 MONTHS        1 YEAR        3 YEAR       5 YEAR      (4/15/97)
                                                 --------        ------        ------       ------      ---------
  SMALLCAP EQUITY FUND CLASS AAA .............     4.37%         11.00%          0.82%       (5.51)%      4.88%

  Russell 2000 Index .........................    (2.40)         18.77          13.71         7.41        8.61
  Russell 2000 Growth Index ..................    (5.92)         11.92           9.09        (0.68)       4.04
  Lipper Small-Cap Growth Average ............    (6.57)          9.15           6.70         1.71        7.33

*  RETURNS  REPRESENT PAST  PERFORMANCE  AND DO NOT GUARANTEE  FUTURE  RESULTS.  TOTAL RETURNS AND AVERAGE ANNUAL
   RETURNS  REFLECT  CHANGES IN SHARE PRICE AND  REINVESTMENT  OF DIVIDENDS  AND ARE NET OF EXPENSES.  INVESTMENT
   RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE.  WHEN SHARES ARE REDEEMED,  THEY MAY BE WORTH
   MORE OR LESS THAN THEIR  ORIGINAL  COST.  THE RUSSELL  2000 INDEX IS AN  UNMANAGED  INDICATOR  OF STOCK MARKET
   PERFORMANCE,  WHILE THE LIPPER AVERAGE  REFLECTS THE AVERAGE  PERFORMANCE  OF MUTUAL FUNDS  CLASSIFIED IN THIS
   PARTICULAR  CATEGORY.  CURRENT  PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED.  VISIT
   WWW.GABELLI.COM  FOR PERFORMANCE  INFORMATION AS OF THE MOST RECENT  MONTH-END.  INVESTORS SHOULD CONSIDER THE
   INVESTMENT OBJECTIVES,  RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING.  THE PROSPECTUS
   CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
   PERFORMANCE  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT  ANNUALIZED.  SEE PAGE 1 FOR FURTHER DETAILS ABOUT
   ADDITIONAL CLASSES OF SHARES.
-----------------------------------------------------------------------------------------------------------------


       COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE SMALLCAP EQUITY FUND CLASS AAA, THE RUSSELL 2000 INDEX AND THE RUSSELL 2000 GROWTH INDEX

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                     1 Year        3 Year       5 Year       Life of Fund
--------------------------------------------------------------------------------
Class AAA            11.00%        0.82%        (5.51)%          4.88%
--------------------------------------------------------------------------------

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

              SmallCap Equity Fund       Russell 2000       Russell 2000 Growth
                   (Class AAA)               Index                 Index
4/15/97              $10,000                $10,000               $10,000
9/30/97              $14,480                $13,410               $13,942
9/30/98              $11,923                $10,859               $10,480
9/30/99              $18,950                $12,930               $13,900
9/30/00              $24,512                $15,955               $18,024
9/30/01              $13,930                $12,571               $10,348
9/30/02              $11,777                $11,402                $8,468
9/30/03              $12,861                $15,563               $12,001
9/30/04              $14,276                $18,484               $13,432

* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


REALTY FUND

PERFORMANCE DISCUSSION

      For the twelve months ended September 30, 2004, the Realty Fund's Class AAA Shares produced a return of 22.47% and the National Association of Real Estate Investment Trusts (NAREIT) Index gained 25.59%. The average return of realty funds tracked by Lipper Inc. was 25.05%.

      For a second consecutive year the Real Estate Investment Trust (REIT) asset class extended its stellar performance, topping both the S&P 500 Index and the Russell 2000 Index. Led by Outlet Center and Regional Mall properties, all but two sectors of the NAREIT beat the S&P 500 Index and six sectors finished the fiscal year above the Russell 2000 Index. Income contributed one-quarter of the NAREIT Index return. On September 30, 2004, the dividend yield of the Index was 5.12%.

      Positively contributing factors to Fund performance included:

      o  Security   selection  in  Apartments,   Diversified,   Lodging/Resorts,
         Manufactured Homes, Self Storage and Shopping Centers sectors.

      o Exposure to commodities during a period in which returns on hard assets significantly exceeded those on equities and bonds.

      o Increased commitment to Apartments and an underweight in Health Care stocks.

      Detracting from relative Fund performance were overweight positions in Mortgage and Industrial REIT sectors combined with security selection in the Specialty sector.

      In this very strong period for REITs, only two holdings negatively contributed to performance - Apartment Investment & Management and mortgage REIT Friedman, Billings, Ramsey Group Inc. Among positive contributors, regional mall owner Simon Property Group produced a total return of over 25% and contributed 1% to the return of the RealtyFund.Other strong performing securities included Vornado Realty Trust (diversified) and General Growth Properties Inc. (regional mall), followed by commodity-related Plum Creek Timber Co. Inc. (REIT) and Rayonier Inc. (REIT), and office REITs Alexandria Real Estate Equities Inc. and Boston Properties Inc.

-----------------------------------------------------------------------------------------------------------------
                                AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2004*
                                --------------------------------------------------
                                                                                                          SINCE
                                                                                                        INCEPTION
                                                 6 MONTHS        1 YEAR        3 YEAR       5 YEAR      (9/30/97)
                                                 --------        ------        ------       ------      ---------
  REALTY FUND CLASS AAA ......................    0.81%         22.47%        17.38%       17.60%        9.58%

  NAREIT Composite REIT Index ................    1.04          25.59         20.35        18.80         9.17
  Lipper Real Estate Fund Average ............    1.80          25.05         19.51        17.98         9.14

*  RETURNS  REPRESENT PAST  PERFORMANCE  AND DO NOT GUARANTEE  FUTURE  RESULTS.  TOTAL RETURNS AND AVERAGE ANNUAL
   RETURNS  REFLECT  CHANGES IN SHARE PRICE AND  REINVESTMENT  OF DIVIDENDS  AND ARE NET OF EXPENSES.  INVESTMENT
   RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE.  WHEN SHARES ARE REDEEMED,  THEY MAY BE WORTH
   MORE OR LESS THAN THEIR ORIGINAL COST. THE NAREIT INDEX IS AN UNMANAGED INDICATOR OF REITS MARKET PERFORMANCE,
   WHILE THE LIPPER  AVERAGE  REFLECTS THE AVERAGE  PERFORMANCE  OF MUTUAL FUNDS  CLASSIFIED  IN THIS  PARTICULAR
   CATEGORY.   CURRENT  PERFORMANCE  MAY  BE  LOWER  OR  HIGHER  THAN  THE  PERFORMANCE  DATA  PRESENTED.   VISIT
   WWW.GABELLI.COM  FOR PERFORMANCE  INFORMATION AS OF THE MOST RECENT  MONTH-END.  INVESTORS SHOULD CONSIDER THE
   INVESTMENT OBJECTIVES,  RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING.  THE PROSPECTUS
   CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
   PERFORMANCE  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT  ANNUALIZED.  SEE PAGE 1 FOR FURTHER DETAILS ABOUT
   ADDITIONAL CLASSES OF SHARES.
-----------------------------------------------------------------------------------------------------------------

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
              THE REALTY FUND CLASS AAA, THE RUSSELL 2000 INDEX AND
             THE NATIONAL ASSOCIATION OF REITS COMPOSITE REIT INDEX

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                     1 Year         3 Year      5 Year       Life of Fund
--------------------------------------------------------------------------------
Class AAA            22.47%         17.38%      17.60%           9.58%
--------------------------------------------------------------------------------

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

        Realty Fund (Class AAA)   Russell 2000 Index  NARIT Composite REIT Index
9/30/97         $10,000                 $10,000                 $10,000
9/30/98          $8,950                  $8,098                  $8,540
9/30/99          $8,442                  $9,642                  $7,810
9/30/00         $10,541                 $11,898                  $9,327
9/30/01         $11,741                  $9,374                 $10,602
9/30/02         $12,622                  $8,502                 $11,633
9/30/03         $15,503                 $11,606                 $14,718
9/30/04         $18,986                 $13,784                 $18,483

* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


MIGHTY MITES(SM) FUND

PERFORMANCE DISCUSSION

      Micro cap stocks underperformed large cap stocks, as measured by the S&P 500 Index, in the third quarter, perhaps in response to Federal Reserve interest rate hikes. Historically, small company stocks have lagged during periods when liquidity is being drained from the financial system. However, we believe the Fed is simply raising artificially low short-term interest rates up to more normalized levels and that this should not present a financial problem for small companies. In general, investor anxiety over record high oil prices and uncertainty created by the close presidential election took a toll on stocks. The Fund closed the quarter with a 2.5% loss versus the Russell 2000 Index's 2.9% decline. During the last twelve months, the Fund gained 13.55% compared to the Russell 2000 Index's 18.77% advance over the same period.

      As could be expected with record high energy prices, energy sector holdings such as Petroleum Development Corp., Stolt Offshore and RPC were among our best performers during the trailing twelve months. Homebuilders and building supplies companies such as Nobility Homes, Southern Energy Homes, Cavalier and Cavco also performed well during the fiscal year, as the new housing market remained strong. In general, our industrial holdings also contributed to returns as Lamson & Sessions and Baldwin Technology appreciated considerably during the past twelve months. Small group broadcasters such as Paxson Communications, Young Broadcasting and Acme Communications continued to disappoint as advertising spending remained soft. Other laggards included medical device maker BioLase Technology and aircraft parts supplier Fairchild Corp.

-----------------------------------------------------------------------------------------------------------------
                                AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2004*
                                --------------------------------------------------
                                                                                                          SINCE
                                                                                                        INCEPTION
                                                 6 MONTHS        1 YEAR        3 YEAR       5 YEAR      (5/11/98)
                                                 --------        ------        ------       ------      ---------

  MIGHTY MITES(SM) FUND CLASS AAA ...........     (1.12)%        13.55%         12.11%       10.99%       13.06%

  Russell 2000 Index ........................     (2.40)         18.77          13.71         7.41         4.27
  Lipper Small-Cap Value Average ............      0.88          23.87          17.04        14.28         7.57

*  RETURNS  REPRESENT PAST  PERFORMANCE  AND DO NOT GUARANTEE  FUTURE  RESULTS.  TOTAL RETURNS AND AVERAGE ANNUAL
   RETURNS  REFLECT  CHANGES IN SHARE PRICE AND  REINVESTMENT  OF DIVIDENDS  AND ARE NET OF EXPENSES.  INVESTMENT
   RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE.  WHEN SHARES ARE REDEEMED,  THEY MAY BE WORTH
   MORE OR LESS THAN THEIR  ORIGINAL  COST.  THE RUSSELL  2000 INDEX IS AN  UNMANAGED  INDICATOR  OF STOCK MARKET
   PERFORMANCE,  WHILE THE LIPPER AVERAGE  REFLECTS THE AVERAGE  PERFORMANCE  OF MUTUAL FUNDS  CLASSIFIED IN THIS
   PARTICULAR  CATEGORY.  CURRENT  PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA PRESENTED.  VISIT
   WWW.GABELLI.COM FOR MORE RECENT PERFORMANCE INFORMATION.  INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES,
   RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING.  THE PROSPECTUS  CONTAINS MORE COMPLETE
   INFORMATION  ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.  PERFORMANCE  RETURNS
   FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.  SEE PAGE 1 FOR FURTHER DETAILS ABOUT ADDITIONAL CLASSES OF
   SHARES.
-----------------------------------------------------------------------------------------------------------------


             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
         THE MIGHTY MITES(SM) FUND CLASS AAA AND THE RUSSELL 2000 INDEX

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                     1 Year         3 Year      5 Year       Life of Fund
--------------------------------------------------------------------------------
Class AAA            13.55%         12.11%      10.99%          13.06%
--------------------------------------------------------------------------------

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

             Mighty Mites(SM) Fund (Class AAA)             Russell 2000 Index
5/11/98                   $10,000                                $10,000
9/30/98                    $9,700                                 $7,660
9/30/99                   $13,018                                 $9,121
9/30/00                   $16,010                                $11,254
9/30/01                   $15,567                                 $8,867
9/30/02                   $16,128                                 $8,042
9/30/03                   $19,314                                $10,978
9/30/04                   $21,915                                $13,039

* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE GABELLI WESTWOOD FUNDS
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from April 1, 2004 through September 30, 2004
                                                                   EXPENSE TABLE
================================================================================
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is NOT the Fund's actual return -- the results do not apply to your investment. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. The "Annualized Expense Ratio" represents the actual expenses for the period and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2004.

                    Beginning         Ending      Annualized      Expenses
                  Account Value   Account Value    Expense      Paid During
                     4/1/04          9/30/04        Ratio         Period*
--------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA          $1,000.00         $1,037.90      1.47%          $ 7.49
Class A            $1,000.00         $1,036.90      1.72%          $ 8.76
Class B            $1,000.00         $1,034.80      2.22%          $11.29
Class C            $1,000.00         $1,034.70      2.22%          $11.29

Hypothetical 5% Return
Class AAA          $1,000.00         $1,017.65      1.47%          $ 7.41
Class A            $1,000.00         $1,016.40      1.72%          $ 8.67
Class B            $1,000.00         $1,013.90      2.22%          $11.18
Class C            $1,000.00         $1,013.90      2.22%          $11.18

THE GABELLI WESTWOOD FUNDS
DISCLOSURE OF FUND EXPENSES (CONTINUED) (UNAUDITED)
For the Six Month Period from April 1, 2004 through September 30, 2004
                                                                   EXPENSE TABLE
================================================================================
                    Beginning         Ending      Annualized      Expenses
                  Account Value   Account Value    Expense      Paid During
                     4/1/04          9/30/04        Ratio         Period*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA          $1,000.00         $1,024.00      1.22%          $ 6.17
Class A            $1,000.00         $1,023.40      1.47%          $ 7.44
Class B            $1,000.00         $1,020.40      1.97%          $ 9.95
Class C            $1,000.00         $1,020.40      1.97%          $ 9.95

Hypothetical 5% Return
Class AAA          $1,000.00         $1,018.90      1.22%          $ 6.16
Class A            $1,000.00         $1,017.65      1.47%          $ 7.41
Class B            $1,000.00         $1,015.15      1.97%          $ 9.92
Class C            $1,000.00         $1,015.15      1.97%          $ 9.92

--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA          $1,000.00         $  999.80      1.00%          $ 5.00
Class A            $1,000.00         $  999.20      1.10%          $ 5.50
Class B            $1,000.00         $  996.00      1.75%          $ 8.73
Class C            $1,000.00         $1,011.40      1.75%          $ 8.80

Hypothetical 5% Return
Class AAA          $1,000.00         $1,020.00      1.00%           $5.05
Class A            $1,000.00         $1,019.50      1.10%           $5.55
Class B            $1,000.00         $1,016.25      1.75%           $8.82
Class C            $1,000.00         $1,016.25      1.75%           $8.82

--------------------------------------------------------------------------------
SMALLCAP EQUITY FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA          $1,000.00         $1,043.70      1.50%           $7.66
Class A            $1,000.00         $1,042.50      1.75%           $8.94
Class B            $1,000.00         $1,039.90      2.25%          $11.47
Class C            $1,000.00         $1,040.50      2.25%          $11.48

Hypothetical 5% Return
Class AAA          $1,000.00         $1,017.50      1.50%           $7.57
Class A            $1,000.00         $1,016.25      1.75%           $8.82
Class B            $1,000.00         $1,013.75      2.25%          $11.33
Class C            $1,000.00         $1,013.75      2.25%          $11.33


                    Beginning         Ending      Annualized      Expenses
                  Account Value   Account Value    Expense      Paid During
                     4/1/04          9/30/04        Ratio         Period*
--------------------------------------------------------------------------------
THE REALTY FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA          $1,000.00         $1,008.10      1.50%           $7.53
Class A            $1,000.00         $1,007.20      1.75%           $8.78
Class B            $1,000.00         $1,005.60      2.25%          $11.28
Class C            $1,000.00         $1,004.70      2.25%          $11.28

Hypothetical 5% Return
Class AAA          $1,000.00         $1,017.50      1.50%           $7.57
Class A            $1,000.00         $1,016.25      1.75%           $8.82
Class B            $1,000.00         $1,013.75      2.25%          $11.33
Class C            $1,000.00         $1,013.75      2.25%          $11.33

--------------------------------------------------------------------------------
MIGHTY MITES(SM) FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA          $1,000.00           $988.80      1.50%           $7.46
Class A            $1,000.00           $987.60      1.75%           $8.70
Class B            $1,000.00           $984.70      2.25%          $11.16
Class C            $1,000.00           $985.30      2.25%          $11.17

Hypothetical 5% Return
Class AAA          $1,000.00         $1,017.50      1.50%           $7.57
Class A            $1,000.00         $1,016.25      1.75%           $8.82
Class B            $1,000.00         $1,013.75      2.25%          $11.33
Class C            $1,000.00         $1,013.75      2.25%          $11.33

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available without charge (i) upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirement.

--------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------
Financial Services .................................................       18.1%
Energy and Utilities: Integrated ...................................        9.0%
Energy and Utilities: Oil ..........................................        7.6%
Telecommunications .................................................        6.5%
Metals and Mining ..................................................        5.4%
Energy and Utilities: Natural Gas ..................................        5.2%
Aerospace ..........................................................        5.1%
Diversified Industrial .............................................        5.1%
Paper and Forest Products ..........................................        4.9%
Health Care ........................................................        4.2%
Consumer Products ..................................................        3.7%
Food and Beverage ..................................................        3.6%
Hotels and Gaming ..................................................        2.7%
Aviation: Parts and Services .......................................        2.5%
Computer Hardware ..................................................        2.5%
Computer Software and Services .....................................        2.5%
Communications Equipment ...........................................        1.6%
Cable ..............................................................        1.3%
Energy and Utilities: Water ........................................        1.3%
Retail .............................................................        1.3%
Specialty Chemicals ................................................        1.3%
Transportation .....................................................        1.3%
Real Estate ........................................................        1.2%
Electronics ........................................................        0.6%
Other Assets and Liabilities (Net) .................................        1.5%
                                                                          ------
                                                                          100.0%
                                                                          ======

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
U.S. Government Agency Obligations .................................       16.7%
Financial Services .................................................       13.9%
U.S. Government Obligations ........................................       11.5%
Energy and Utilities: Integrated ...................................        6.3%
Energy and Utilities: Oil ..........................................        5.3%
Telecommunications .................................................        4.1%
Diversified Industrial .............................................        3.6%
Consumer Products ..................................................        3.4%
Metals and Mining ..................................................        2.9%
Food and Beverage ..................................................        2.8%
Aerospace ..........................................................        2.7%
Computer Hardware ..................................................        2.7%
Paper and Forest Products ..........................................        2.7%
Real Estate ........................................................        2.7%
Retail .............................................................        2.7%
Energy and Utilities: Natural Gas ..................................        2.2%
Transportation .....................................................        2.2%
Foreign Government Bonds ...........................................        1.5%
Hotels and Gaming ..................................................        1.5%
Health Care ........................................................        1.4%
Aviation: Parts and Services .......................................        1.3%
Broadcasting .......................................................        0.7%
Cable ..............................................................        0.7%
Communications Equipment ...........................................        0.7%
Specialty Chemicals ................................................        0.7%
Asset Backed Securities ............................................        0.6%
Other Assets and Liabilities (Net) .................................        2.5%
                                                                          ------
                                                                          100.0%
                                                                          ======

--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
Corporate Bonds ....................................................       42.3%
U.S. Government Agency Obligations .................................       31.7%
U.S. Government Obligations ........................................       16.4%
Foreign Government Bonds ...........................................        5.1%
Asset Backed Securities ............................................        2.4%
Other Assets and Liabilities (Net) .................................        2.1%
                                                                          ------
                                                                          100.0%
                                                                          ======

--------------------------------------------------------------------------------
SMALLCAP EQUITY FUND
--------------------------------------------------------------------------------
Financial Services .................................................       16.5%
Energy and Utilities ...............................................       11.1%
Real Estate ........................................................        8.4%
Diversified Industrial .............................................        6.3%
Retail .............................................................        5.0%
Computer Software and Services .....................................        4.9%
Paper and Forest Products ..........................................        4.3%
Transportation .....................................................        4.3%
Aerospace ..........................................................        4.2%
Equipment and Supplies .............................................        4.2%
Food and Beverage ..................................................        4.2%
Health Care ........................................................        4.1%
Hotels and Gaming ..................................................        3.9%
Metals and Mining ..................................................        3.2%
Electronics ........................................................        2.9%
Consumer Products ..................................................        2.3%
Specialty Chemicals ................................................        2.1%
Aviation: Parts and Services .......................................        1.9%
Educational Services ...............................................        1.4%
Automotive .........................................................        1.1%
Publishing .........................................................        1.0%
Other Assets and Liabilities (Net) .................................        2.7%
                                                                          ------
                                                                          100.0%
                                                                          ======

--------------------------------------------------------------------------------
REALTY FUND
--------------------------------------------------------------------------------
Shopping Centers ...................................................       24.8%
Office Property ....................................................       18.0%
Apartments .........................................................       16.1%
Diversified Property ...............................................       13.6%
Industrial Property ................................................        6.0%
Health Care ........................................................        3.9%
Hotels .............................................................        3.8%
Public Storage .....................................................        3.3%
Paper and Forest Products ..........................................        2.9%
Manufactured Housing ...............................................        1.4%
Transportation .....................................................        1.0%
Financial Services .................................................        0.9%
Other Assets and Liabilities (Net) .................................        4.3%
                                                                          ------
                                                                          100.0%
                                                                          ======

--------------------------------------------------------------------------------
MIGHTY MITES(SM) FUND
--------------------------------------------------------------------------------
Health Care ........................................................       12.6%
Manufactured Housing and
   Recreational Vehicles ...........................................       11.8%
Financial Services .................................................       10.7%
Automotive: Parts and Accessories ..................................        6.8%
Equipment and Supplies .............................................        6.6%
Consumer Products ..................................................        5.7%
Broadcasting .......................................................        5.0%
Diversified Industrial .............................................        4.8%
Business Services ..................................................        3.5%
Energy and Utilities: Natural Gas ..................................        3.2%
Entertainment ......................................................        2.9%
Real Estate ........................................................        2.8%
Computer Software and Services .....................................        2.7%
Telecommunications .................................................        2.4%
Food and Beverage ..................................................        2.2%
Aviation: Parts and Services .......................................        2.0%
Energy and Utilities: Integrated ...................................        1.8%
Energy and Utilities: Electric .....................................        1.6%
Energy and Utilities: Water ........................................        1.3%
Publishing .........................................................        1.3%
Specialty Chemicals ................................................        1.3%
Electronics ........................................................        1.0%
Energy and Utilities: Services .....................................        1.0%
Educational Services ...............................................        0.7%
Hotels and Gaming ..................................................        0.7%
U.S. Government Obligations ........................................        0.7%
Retail .............................................................        0.5%
Building and Construction ..........................................        0.4%
Environmental Services .............................................        0.4%
Paper and Forest Products ..........................................        0.4%
Transportation .....................................................        0.3%
Cable ..............................................................        0.2%
Closed-End Funds ...................................................        0.2%
Communications Equipment ...........................................        0.2%
Consumer Services ..................................................        0.1%
Wireless Communications ............................................        0.1%
Metals and Mining ..................................................        0.0%
Other Assets and Liabilities (Net) .................................        0.1%
                                                                          ------
                                                                          100.0%
                                                                          ======

THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WILL BE FILED FOR THE QUARTER ENDING DECEMBER 31, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI(800-422-3554). THE FUNDS' FORM N-Q WILL BE AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

THE GABELLI WESTWOOD EQUITY FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004
================================================================================

                                                                      MARKET
  SHARES                                               COST           VALUE
  ------                                               ----           ------
            COMMON STOCKS -- 98.5%
            AEROSPACE -- 5.1%
    89,100  Boeing Co. .........................   $  3,238,818    $  4,599,342
    83,900  Lockheed Martin Corp. ..............      4,363,687       4,679,942
                                                   ------------    ------------
                                                      7,602,505       9,279,284
                                                   ------------    ------------
            AVIATION: PARTS AND SERVICES -- 2.5%
    49,800  United Technologies Corp. ..........      2,959,866       4,650,324
                                                   ------------    ------------
            CABLE -- 1.3%
    82,600  Comcast Corp., Cl. A, Special+ .....      2,315,970       2,306,192
                                                   ------------    ------------
            COMMUNICATIONS EQUIPMENT -- 1.6%
   158,100  Motorola Inc. ......................      2,974,522       2,852,124
                                                   ------------    ------------
            COMPUTER HARDWARE -- 2.5%
    52,400  International Business Machines Corp.     4,366,414       4,492,776
                                                   ------------    ------------
            COMPUTER SOFTWARE AND SERVICES -- 2.5%
   162,500  Microsoft Corp. ....................      4,399,679       4,493,125
                                                   ------------    ------------
            CONSUMER PRODUCTS -- 3.7%
    46,600  Altria Group Inc. ..................      1,952,041       2,192,064
    84,400  Procter & Gamble Co. ...............      3,751,062       4,567,728
                                                   ------------    ------------
                                                      5,703,103       6,759,792
                                                   ------------    ------------
            DIVERSIFIED INDUSTRIAL -- 5.1%
    73,600  Eaton Corp. ........................      3,896,066       4,666,976
   138,800  General Electric Co. ...............      3,964,243       4,660,904
                                                   ------------    ------------
                                                      7,860,309       9,327,880
                                                   ------------    ------------
            ELECTRONICS -- 0.6%
    26,500  Hubbell Inc., Cl. B ................      1,081,577       1,187,995
                                                   ------------    ------------
            ENERGY AND UTILITIES: INTEGRATED -- 9.0%
   122,200  Burlington Resources Inc. ..........      3,142,474       4,985,760
    58,300  ConocoPhillips .....................      3,478,925       4,830,155
    37,100  Entergy Corp. ......................      2,188,506       2,248,631
   104,360  Progress Energy Inc. ...............      4,455,811       4,418,602
                                                   ------------    ------------
                                                     13,265,716      16,483,148
                                                   ------------    ------------
            ENERGY AND UTILITIES: NATURAL GAS -- 5.2%
    97,606  Apache Corp. .......................      2,659,057       4,891,037
    52,700  Nabors Industries Ltd.+ ............      1,976,380       2,495,345
    65,500  XTO Energy Inc. ....................      1,738,960       2,127,440
                                                   ------------    ------------
                                                      6,374,397       9,513,822
                                                   ------------    ------------
            ENERGY AND UTILITIES: OIL -- 7.6%
    97,400  ChevronTexaco Corp. ................      4,304,830       5,224,536
   103,900  Exxon Mobil Corp. ..................      4,165,414       5,021,487
    41,900  Murphy Oil Corp. ...................      2,037,871       3,635,663
                                                   ------------    ------------
                                                     10,508,115      13,881,686
                                                   ------------    ------------
            ENERGY AND UTILITIES: WATER -- 1.3%
   110,475  Aqua America Inc. ..................      2,134,859       2,442,602
                                                   ------------    ------------
            FINANCIAL SERVICES -- 18.1%
    88,200  American Express Co. ...............      3,242,376       4,538,772
   102,500  Bank of America Corp. ..............      2,580,600       4,441,325
    47,800  Bear Stearns Companies Inc. ........      3,055,785       4,596,926
   104,233  Citigroup Inc. .....................      4,335,874       4,598,760
    61,000  Eaton Vance Corp. ..................      2,124,229       2,463,790
    59,984  JPMorgan Chase & Co. ...............      1,852,195       2,383,164
    68,000  Lehman Brothers Holdings Inc. ......      4,967,577       5,420,960
    99,300  Prudential Financial Inc. ..........      3,215,364       4,671,072
                                                   ------------    ------------
                                                     25,374,000      33,114,769
                                                   ------------    ------------

                                                                      MARKET
  SHARES                                               COST           VALUE
  ------                                               ----           ------
            FOOD AND BEVERAGE -- 3.6%
    84,800  ConAgra Foods Inc. .................   $  2,041,164    $  2,180,208
    75,500  Dean Foods Co.+ ....................      2,364,415       2,266,510
    49,100  General Mills Inc. .................      2,259,940       2,204,590
                                                   ------------    ------------
                                                      6,665,519       6,651,308
                                                   ------------    ------------
            HEALTH CARE -- 4.2%
    91,100  Merck & Co. Inc. ...................      3,982,772       3,006,300
   153,000  Pfizer Inc. ........................      4,778,684       4,681,800
                                                   ------------    ------------
                                                      8,761,456       7,688,100
                                                   ------------    ------------
            HOTELS AND GAMING -- 2.7%
   107,700  Starwood Hotels & Resorts
            Worldwide Inc. .....................      3,701,854       4,999,434
                                                   ------------    ------------
            METALS AND MINING -- 5.4%
   149,800  Alcoa Inc. .........................      4,580,578       5,031,782
    53,400  Phelps Dodge Corp. .................      4,300,674       4,914,402
                                                   ------------    ------------
                                                      8,881,252       9,946,184
                                                   ------------    ------------
            PAPER AND FOREST PRODUCTS -- 4.9%
   107,500  International Paper Co. ............      4,396,079       4,344,075
    51,828  Rayonier Inc. ......................      2,046,158       2,344,699
    34,800  Temple-Inland Inc. .................      1,966,753       2,336,820
                                                   ------------    ------------
                                                      8,408,990       9,025,594
                                                   ------------    ------------
            REAL ESTATE -- 1.2%
    41,700  Simon Property Group Inc. ..........      1,550,863       2,236,371
                                                   ------------    ------------
            RETAIL -- 1.3%
   103,400  Limited Brands Inc. ................      2,170,495       2,304,786
                                                   ------------    ------------
            SPECIALTY CHEMICALS -- 1.3%
    54,000  E.I. du Pont de Nemours and Co. ....      2,346,874       2,311,200
                                                   ------------    ------------
            TELECOMMUNICATIONS -- 6.5%
    42,600  ALLTEL Corp. .......................      2,274,340       2,339,166
    49,900  Harris Corp. .......................      1,805,339       2,741,506
    87,300  SBC Communications Inc. ............      2,194,253       2,265,435
    72,700  Univision Communications Inc.+ .....      2,541,455       2,298,047
    56,304  Verizon Communications Inc. ........      1,956,590       2,217,252
                                                   ------------    ------------
                                                     10,771,977      11,861,406
                                                   ------------    ------------
            TRANSPORTATION -- 1.3%
    62,400  Burlington Northern Santa Fe Corp. .      2,048,703       2,390,544
                                                   ------------    ------------
            TOTAL COMMON STOCKS ................    152,229,015     180,200,446
                                                   ------------    ------------
            TOTAL INVESTMENTS -- 98.5% .........   $152,229,015     180,200,446
                                                   ============
            OTHER ASSETS AND LIABILITIES (NET) -- 1.5% ........       2,724,127
                                                                   ------------
            NET ASSETS -- 100.0% ..............................    $182,924,573
                                                                   ============
------------------
            For Federal tax purposes:
            Aggregate cost ....................................    $153,092,672
                                                                   ============
            Gross unrealized appreciation .....................    $ 29,698,513
            Gross unrealized depreciation .....................      (2,590,739)
                                                                   ------------
            Net unrealized appreciation (depreciation) ........    $ 27,107,774
                                                                   ============
------------------
+  Non-income producing security.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004
================================================================================

                                                                      MARKET
  SHARES                                               COST           VALUE
  ------                                               ----           ------
            COMMON STOCKS -- 56.5%
            AEROSPACE -- 2.7%
    38,200  Boeing Co. .........................   $  1,257,356    $  1,971,884
    34,600  Lockheed Martin Corp. ..............      1,777,503       1,929,988
                                                   ------------    ------------
                                                      3,034,859       3,901,872
                                                   ------------    ------------
            AVIATION: PARTS AND SERVICES -- 1.3%
    20,500  United Technologies Corp. ..........      1,092,342       1,914,290
                                                   ------------    ------------
            BROADCASTING -- 0.7%
    30,400  Univision Communications Inc.+ .....      1,066,032         960,944
                                                   ------------    ------------
            CABLE -- 0.7%
    36,100  Comcast Corp., Cl. A Special+ ......      1,008,278       1,007,912
                                                   ------------    ------------
            COMMUNICATIONS EQUIPMENT -- 0.7%
    55,300  Motorola Inc. ......................      1,016,696         997,612
                                                   ------------    ------------
            COMPUTER HARDWARE -- 1.3%
    21,800  International Business
            Machines Corp. .....................      1,614,298       1,869,132
                                                   ------------    ------------
            CONSUMER PRODUCTS -- 3.4%
    20,700  Altria Group Inc. ..................        850,952         973,728
    67,600  Microsoft Corp. ....................      1,832,418       1,869,140
    38,100  Procter & Gamble Co. ...............      1,719,645       2,061,972
                                                   ------------    ------------
                                                      4,403,015       4,904,840
                                                   ------------    ------------
            DIVERSIFIED INDUSTRIAL -- 2.7%
    30,400  Eaton Corp. ........................      1,765,473       1,927,664
    57,300  General Electric Co. ...............      1,539,478       1,924,134
                                                   ------------    ------------
                                                      3,304,951       3,851,798
                                                   ------------    ------------
            ENERGY AND UTILITIES: INTEGRATED -- 6.3%
    50,400  Burlington Resources Inc. ..........      1,292,612       2,056,320
    24,100  ConocoPhillips .....................      1,430,237       1,996,685
    16,000  Entergy Corp. ......................        943,839         969,760
    45,000  Kinder Morgan Energy
              Partners LP ......................      1,811,147       2,107,800
    44,349  Progress Energy Inc. ...............      1,859,632       1,877,737
                                                   ------------    ------------
                                                      7,337,467       9,008,302
                                                   ------------    ------------
            ENERGY AND UTILITIES: NATURAL GAS -- 2.2%
    40,980  Apache Corp. .......................      1,072,978       2,053,508
    21,800  Nabors Industries Ltd.+ ............        819,812       1,032,230
                                                   ------------    ------------
                                                      1,892,790       3,085,738
                                                   ------------    ------------
            ENERGY AND UTILITIES: OIL -- 4.8%
    40,200  ChevronTexaco Corp. ................      1,617,870       2,156,328
    45,800  Exxon Mobil Corp. ..................      1,672,061       2,213,514
    18,000  Murphy Oil Corp. ...................        830,220       1,561,860
    27,500  XTO Energy Inc. ....................        728,903         893,200
                                                   ------------    ------------
                                                      4,849,054       6,824,902
                                                   ------------    ------------
            FINANCIAL SERVICES -- 11.1%
    39,100  American Express Co. ...............      1,426,330       2,012,086
    43,000  Bank of America Corp. ..............      1,207,841       1,863,190
    20,100  Bear Stearns Companies Inc. ........      1,303,420       1,933,017


                                                                      MARKET
  SHARES                                               COST           VALUE
  ------                                               ----           ------
    42,933  Citigroup Inc. .....................   $  1,539,996    $  1,894,204
    15,900  Comerica Inc. ......................        958,312         943,665
    24,800  Eaton Vance Corp. ..................        862,915       1,001,672
    52,596  JPMorgan Chase & Co. ...............      1,834,878       2,089,639
    28,100  Lehman Brothers Holdings Inc. ......      2,044,134       2,240,132
    41,000  Prudential Financial Inc. ..........      1,296,001       1,928,640
                                                   ------------    ------------
                                                     12,473,827      15,906,245
                                                   ------------    ------------
            FOOD AND BEVERAGE -- 2.1%
    39,800  ConAgra Foods Inc. .................        965,658       1,023,258
    34,100  Dean Foods Co.+ ....................      1,061,014       1,023,682
    23,000  General Mills Inc. .................      1,056,755       1,032,700
                                                   ------------    ------------
                                                      3,083,427       3,079,640
                                                   ------------    ------------
            HEALTH CARE -- 1.4%
    64,100  Pfizer Inc. ........................      1,895,526       1,961,460
                                                   ------------    ------------
            HOTELS AND GAMING -- 1.5%
    45,200  Starwood Hotels & Resorts
              Worldwide Inc. ...................      1,546,536       2,098,184
                                                   ------------    ------------
            METALS AND MINING -- 2.9%
    61,700  Alcoa Inc. .........................      1,649,729       2,072,503
    22,400  Phelps Dodge Corp. .................      1,800,946       2,061,472
                                                   ------------    ------------
                                                      3,450,675       4,133,975
                                                   ------------    ------------
            PAPER AND FOREST PRODUCTS -- 2.7%
    49,400  International Paper Co. ............      1,882,577       1,996,254
    21,378  Rayonier Inc. ......................        853,384         967,141
    14,100  Temple-Inland Inc. .................        796,874         946,815
                                                   ------------    ------------
                                                      3,532,835       3,910,210
                                                   ------------    ------------
            REAL ESTATE -- 1.4%
    27,400  ProLogis ...........................        667,467         965,576
    18,400  Simon Property Group Inc. ..........        653,575         986,792
                                                   ------------    ------------
                                                      1,321,042       1,952,368
                                                   ------------    ------------
            RETAIL -- 0.7%
    43,300  Limited Brands Inc. ................        909,432         965,157
                                                   ------------    ------------
            SPECIALTY CHEMICALS -- 0.7%
    23,200  E.I. du Pont de Nemours and Co. ....        991,586         992,960
                                                   ------------    ------------
            TELECOMMUNICATIONS -- 3.0%
    18,200  ALLTEL Corp. .......................        971,509         999,362
    21,700  Harris Corp. .......................        789,074       1,192,198
    39,400  SBC Communications Inc. ............      1,004,678       1,022,430
    26,738  Verizon Communications Inc. ........        888,867       1,052,942
                                                   ------------    ------------
                                                      3,654,128       4,266,932
                                                   ------------    ------------
            TRANSPORTATION -- 2.2%
    28,200  Burlington Northern
              Santa Fe Corp. ...................        922,696       1,080,342
   125,700  Top Tankers Inc.+ ..................      1,387,093       2,009,943
                                                   ------------    ------------
                                                      2,309,789       3,090,285
                                                   ------------    ------------
            TOTAL COMMON STOCKS ................     65,788,585      80,684,758
                                                   ------------    ------------

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004
================================================================================

 PRINCIPAL                                                            MARKET
  AMOUNT                                               COST           VALUE
 ---------                                             ----           ------
            ASSET BACKED SECURITIES -- 0.6%
$  825,000  GS Mortgage Securities Corp. II,
              97-GL Cl. A2D,
              6.940%, 07/13/30 .................   $    832,890    $    896,156
                                                   ------------    ------------
            CORPORATE BONDS -- 10.7%
            COMPUTER HARDWARE -- 1.4%
   750,000  Hewlett-Packard Co.,
              3.625%, 03/15/08 .................        748,362         753,054
 1,250,000  IBM Corp.,
              4.875%, 10/01/06 .................      1,279,583       1,298,224
                                                   ------------    ------------
                                                      2,027,945       2,051,278
                                                   ------------    ------------
            DIVERSIFIED INDUSTRIAL -- 0.9%
 1,200,000  General Electric Co.,
              5.000%, 02/01/13 .................      1,215,171       1,236,222
                                                   ------------    ------------
            ENERGY AND UTILITIES: OIL -- 0.5%
   750,000  Occidental Petroleum,
              4.250%, 03/15/10 .................        757,709         754,786
                                                   ------------    ------------
            FINANCIAL SERVICES -- 2.8%
 1,325,000  Bank of America Corp.,
              5.875%, 02/15/09 .................      1,338,734       1,435,889
 1,125,000  Citigroup Inc.,
              6.500%, 01/18/11 .................      1,256,491       1,263,796
 1,225,000  Goldman Sachs Group Inc.,
              6.650%, 05/15/09 .................      1,217,275       1,365,536
                                                   ------------    ------------
                                                      3,812,500       4,065,221
                                                   ------------    ------------
            FOOD AND BEVERAGE -- 0.7%
   950,000  Anheuser-Busch Cos. Inc.,
              4.375%, 01/15/13 .................        933,872         943,432
                                                   ------------    ------------
            REAL ESTATE -- 1.3%
 1,600,000  Archstone-Smith Trust,
              7.200%, 03/01/13 .................      1,551,925       1,801,632
                                                   ------------    ------------
            RETAIL -- 2.0%
 1,275,000  Neiman Marcus Group Inc.,
              6.650%, 06/01/08 .................      1,274,356       1,394,659
 1,250,000  Wal-Mart Stores,,
              6.875%, 08/10/09 .................      1,318,049       1,419,116
                                                   ------------    ------------
                                                      2,592,405       2,813,775
                                                   ------------    ------------
            TELECOMMUNICATIONS -- 1.1%
 1,460,000  Verizon Communications, Deb.,
              6.460%, 04/15/08 .................      1,468,005       1,601,211
                                                   ------------    ------------
            TOTAL CORPORATE BONDS ..............     14,359,532      15,267,557
                                                   ------------    ------------
            FOREIGN GOVERNMENT BONDS -- 1.5%
 1,000,000  Canadian Government Global Bond,
              6.750%, 08/28/06 .................      1,020,917       1,074,568
 1,000,000  Republic of Italy Global Bond,
              2.500%, 03/31/06 .................        999,525         999,027
                                                   ------------    ------------

            TOTAL FOREIGN
              GOVERNMENT BONDS .................      2,020,442       2,073,595
                                                   ------------    ------------


 PRINCIPAL                                                            MARKET
  AMOUNT                                               COST           VALUE
 ---------                                             ----           ------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.7%
            FEDERAL HOME LOAN BANK -- 1.4%
$2,000,000    3.250%, 08/15/05 .................   $  2,029,528    $  2,016,636
                                                   ------------    ------------
            FEDERAL HOME LOAN MORTGAGE CORP. -- 6.3%
 2,000,000    3.500%, 09/15/07 .................      2,019,645       2,022,290
   750,000    6.625%, 09/15/09 .................        850,683         846,914
   600,000    4.750%, 12/08/10 .................        598,978         605,073
 2,000,000    Zero Coupon, 10/26/04 ............      1,997,861       1,997,618
 1,500,000    Zero Coupon, 11/15/04 ............      1,496,850       1,496,850
 2,000,000    Zero Coupon, 02/22/05 ............      1,984,320       1,984,520
                                                   ------------    ------------
                                                      8,948,337       8,953,265
                                                   ------------    ------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.0%
 2,000,000    2.000%, 01/15/06 .................      1,986,892       1,988,278
 1,000,000    2.625%, 11/15/06 .................        997,316         995,895
 1,250,000    7.125%, 03/15/07 .................      1,310,733       1,371,902
 1,200,000    6.000%, 05/15/11 .................      1,204,111       1,326,947
   900,000    6.000%, 01/18/12 .................        891,714         909,324
   750,000    4.375%, 03/15/13 .................        737,561         747,174
 1,625,000    Zero Coupon, 10/18/04 ............      1,623,834       1,623,684
 1,000,000    Zero Coupon, 12/08/04 ............        996,827         996,609
 1,200,000    Zero Coupon, 01/10/05 ............      1,193,889       1,193,519
 1,750,000    Zero Coupon, 02/09/05 ............      1,738,028       1,737,678
                                                   ------------    ------------
                                                     12,680,905      12,891,010
                                                   ------------    ------------
            TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS ...............     23,658,770      23,860,911
                                                   ------------    ------------
            U.S. GOVERNMENT OBLIGATIONS -- 11.5%
            U.S. TREASURY BILLS -- 1.9%
 2,750,000  U.S. Treasury Bill,
              1.800%++, 02/03/05 ...............      2,732,954       2,732,804
                                                   ------------    ------------
            U.S. TREASURY BONDS -- 0.9%
 1,000,000    7.250%, 05/15/16 .................      1,236,348       1,259,141
                                                   ------------    ------------
            U.S. TREASURY NOTES -- 8.7%
 2,750,000    1.625%, 10/31/05 .................      2,733,308       2,733,673
 2,000,000    5.750%, 11/15/05 .................      2,032,777       2,077,814
 2,725,000    3.500%, 11/15/06 .................      2,728,350       2,773,647
 2,500,000    6.125%, 08/15/07 .................      2,706,364       2,724,903
 2,000,000    4.750%, 05/15/14 .................      2,016,297       2,100,002
                                                   ------------    ------------
                                                     12,217,096      12,410,039
                                                   ------------    ------------
            TOTAL U.S. GOVERNMENT
              OBLIGATIONS ......................     16,186,398      16,401,984
                                                   ------------    ------------
            TOTAL INVESTMENTS -- 97.5% .........   $122,846,617     139,184,961
                                                   ============
            OTHER ASSETS AND LIABILITIES (NET) -- 2.5% ........       3,522,309
                                                                   ------------
            NET ASSETS -- 100.0% ..............................    $142,707,270
                                                                   ============
----------------
            For Federal tax purposes:
            Aggregate cost ....................................    $123,049,351
                                                                   ============
            Gross unrealized appreciation .....................    $ 16,561,900
            Gross unrealized depreciation .....................        (426,290)
                                                                   ------------
            Net unrealized appreciation (depreciation) ........    $ 16,135,610
                                                                   ============
----------------
 +   Non-income producing security.
++   Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004
================================================================================

 PRINCIPAL                                                            MARKET
  AMOUNT                                               COST           VALUE
 ---------                                             ----           ------
            ASSET BACKED SECURITIES -- 2.4%
  $225,000  GS Mortgage Securities Corp. II,
              97-GL Cl. A2D,
              6.940%, 07/13/30 .................    $   231,476     $   244,406
                                                    -----------     -----------
            CORPORATE BONDS -- 42.3%
            COMPUTER HARDWARE -- 5.8%
   325,000  Hewlett-Packard Co.,
              3.625%, 03/15/08 .................        325,969         326,323
   250,000  IBM Corp.,
              4.875%, 10/01/06 .................        256,427         259,645
                                                    -----------     -----------
                                                        582,396         585,968
                                                    -----------     -----------
            DIVERSIFIED INDUSTRIAL -- 2.6%
   250,000  General Electric Co.,
              5.000%, 02/01/13 .................        253,160         257,546
                                                    -----------     -----------
            ENERGY AND UTILITIES: OIL -- 5.7%
   125,000  BP Capital Markets plc,
              4.000%, 04/29/05 .................        125,845         126,251
   225,000  ChevronTexaco Corp.,
              3.375%, 02/15/08 .................        226,198         225,790
   225,000  Occidental Petroleum,
              4.250%, 03/15/10 .................        225,000         226,436
                                                    -----------     -----------
                                                        577,043         578,477
                                                    -----------     -----------
            FINANCIAL SERVICES -- 17.1%
   300,000  Bank of America Corp.,
              5.875%, 02/15/09 .................        310,230         325,107
   100,000  Bayerische Landesbank,
              4.125%, 01/14/05 .................        100,273         100,539
   225,000  Citigroup Inc.,
              6.500%, 01/18/11 .................        250,878         252,759
   300,000  Goldman Sachs Group Inc.,
              6.650%, 05/15/09 .................        311,282         334,417
   200,000  International Bank for Reconstruction
              & Development,
              8.625%, 10/15/16 .................        246,912         272,162
   175,000  Merrill Lynch & Co.,
              5.000%, 02/03/14 .................        174,587         175,570
   275,000  Toyota Motor Credit Corp.,
              2.875%, 08/01/08 .................        272,305         268,999
                                                    -----------     -----------
                                                      1,666,467       1,729,553
                                                    -----------     -----------
            FOOD AND BEVERAGE -- 2.5%
   250,000  Anheuser-Busch Cos. Inc.,
              4.375%, 01/15/13 .................        245,766         248,272
                                                    -----------     -----------
            REAL ESTATE -- 1.7%
   150,000  Archstone-Smith Trust,
              7.200%, 03/01/13 .................        145,853         168,903
                                                    -----------     -----------


 PRINCIPAL                                                            MARKET
  AMOUNT                                               COST           VALUE
 ---------                                             ----           ------
            RETAIL -- 5.5%
  $300,000  Neiman Marcus Group Inc.,
              6.650%, 06/01/08 .................    $   315,222     $   328,155
   200,000  Wal-Mart Stores,
              6.875%, 08/10/09 .................        210,888         227,059
                                                    -----------     -----------
                                                        526,110         555,214
                                                    -----------     -----------
            TELECOMMUNICATIONS -- 1.4%
   125,000  Verizon Communications, Deb.,
              6.460%, 04/15/08 .................        126,458         137,090
                                                                    -----------
            TOTAL CORPORATE BONDS .............      4,123,253       4,261,023
                                                    -----------     -----------
            FOREIGN GOVERNMENT BONDS -- 5.1%
   175,000  Canadian Government Global Bond,
              6.750%, 08/28/06 .................        175,807         188,049
   325,000  Republic of Italy Global Bond,
              2.500%, 03/31/06 .................        325,385         324,684
                                                    -----------     -----------
            TOTAL FOREIGN
              GOVERNMENT BONDS .................        501,192         512,733
                                                    -----------     -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 31.7%
            FEDERAL HOME LOAN BANK -- 1.5%
   150,000    3.250%, 08/15/05 .................        152,055         151,248
                                                    -----------     -----------
            FEDERAL HOME LOAN MORTGAGE CORP. -- 5.0%
   150,000    4.500%, 01/15/14 .................        148,969         149,539
   200,000    Zero Coupon, 10/26/04 ............        199,786         199,762
   160,000    Zero Coupon, 11/15/04 ............        159,664         159,643
                                                    -----------     -----------
                                                        508,419         508,944
                                                    -----------     -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 20.5%
   300,000    2.000%, 01/15/06 .................        297,993         298,242
   175,000    2.625%, 11/15/06 .................        174,530         174,281
   225,000    6.000%, 05/15/11 .................        244,412         248,802
   150,000    6.000%, 01/18/12 .................        148,619         151,554
   250,000    4.375%, 03/15/13 .................        248,088         249,058
   400,000    Zero Coupon, 10/18/04 ............        399,713         399,676
   300,000    Zero Coupon, 01/10/05 ............        298,472         298,380
   250,000    Zero Coupon, 02/09/05 ............        248,290         248,240
                                                    -----------     -----------
                                                      2,060,117       2,068,233
                                                    -----------     -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 4.7%
    26,007  GNMA, Pool #580871,
              6.500%, 12/15/31 .................         26,103          27,479
   203,259  GNMA, Pool #562288,
              6.000%, 12/15/33 .................        207,903         211,108
   228,223  GNMA, Pool #604970,
              5.500%, 01/15/34 .................        231,431         232,611
                                                    -----------     -----------
                                                        465,437         471,198
                                                    -----------     -----------
            TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS ...............      3,186,028       3,199,623
                                                    -----------     -----------

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004
================================================================================

 PRINCIPAL                                                            MARKET
  AMOUNT                                               COST           VALUE
 ---------                                             ----           ------
            U.S. GOVERNMENT OBLIGATIONS -- 16.4%
            U.S. TREASURY BILLS -- 2.5%
  $250,000  U.S. Treasury Bill,
              1.820%++, 02/03/05 ...............    $   248,429     $   248,437
                                                    -----------     -----------
            U.S. TREASURY BONDS -- 9.4%
   225,000    7.250%, 05/15/16 .................        274,578         283,307
   250,000    7.125%, 02/15/23 .................        312,725         318,809
   300,000    6.125%, 11/15/27 .................        309,170         348,375
                                                    -----------     -----------
                                                        896,473         950,491
                                                    -----------     -----------
            U.S. TREASURY NOTES -- 4.5%
   250,000    1.625%, 10/31/05 .................        248,422         248,516
   200,000    4.750%, 05/15/14 .................        202,457         210,000
                                                    -----------     -----------
                                                        450,879         458,516
                                                    -----------     -----------
            TOTAL U.S.
              GOVERNMENT OBLIGATIONS ...........      1,595,781       1,657,444
                                                    -----------     -----------


                                                                      MARKET
  SHARES                                               COST           VALUE
  ------                                               ----           ------
            WARRANTS -- 0.0%
            ENERGY AND UTILITIES -- 0.0%
         8  Forman Petroleum Corp., Series A,
              expires 01/14/07+ (a)(b) .........    $         0     $         0
        25  Forman Petroleum Corp., Series B,
              expires 01/14/07+ (a)(b) .........              0               1
        25  Forman Petroleum Corp., Series C,
              expires 01/14/07+ (a)(b) .........              0               0
        25  Forman Petroleum Corp., Series D,
              expires 01/14/07+ (a)(b) .........              0               0
                                                    -----------     -----------
                                                              0               1
                                                    -----------     -----------
            TOTAL WARRANTS .....................              0               1
                                                    -----------     -----------
            TOTAL INVESTMENTS -- 97.9% .........    $ 9,637,730       9,875,230
                                                    ===========
            OTHER ASSETS AND LIABILITIES (NET) -- 2.1% ........         209,266
                                                                    -----------
            NET ASSETS -- 100.0% ..............................     $10,084,496
                                                                    ===========
-----------------
              For Federal tax purposes:
              Aggregate cost ..................................     $ 9,654,934
                                                                    ===========
              Gross unrealized appreciation ...................     $   245,680
              Gross unrealized depreciation ...................         (25,384)
                                                                    -----------
              Net unrealized appreciation (depreciation) ......     $   220,296
                                                                    ===========
-----------------
(a) Securities  fair  valued  under  procedures  established  by  the  Board  of
    Trustees.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of Rule 144A securities amounted to $1 or 0.00% of total net assets.
+   Non-income producing security.
++  Represents annualized yield at date of purchase.


                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD SMALLCAP EQUITY FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004
================================================================================

                                                                      MARKET
  SHARES                                               COST           VALUE
  ------                                               ----           ------
            COMMON STOCKS -- 97.3%
            AEROSPACE -- 4.2%
     4,300  Alliant Techsystems Inc.+ ..........   $   266,861     $   260,150
     6,700  DRS Technologies Inc.+ .............       217,634         250,848
                                                   -----------     -----------
                                                       484,495         510,998
                                                   -----------     -----------
            AUTOMOTIVE -- 1.1%
     1,800  Cummins Inc. .......................       116,032         133,002
                                                   -----------     -----------
            AVIATION: PARTS AND SERVICES -- 1.9%
     6,600  Moog Inc., Cl. A+ ..................       236,815         239,580
                                                   -----------     -----------
            COMPUTER SOFTWARE AND SERVICES -- 4.9%
     7,000  Anteon International Corp.+ ........       203,023         256,550
     7,700  Hyperion Solutions Corp.+ ..........       302,280         261,723
     3,800  SI International Inc.+ .............        83,030          83,258
                                                   -----------     -----------
                                                       588,333         601,531
                                                   -----------     -----------
            CONSUMER PRODUCTS -- 2.3%
     8,300  Deckers Outdoor Corp.+ .............       211,104         282,200
                                                   -----------     -----------
            DIVERSIFIED INDUSTRIAL -- 6.3%
     7,100  Ameron International Corp. .........       234,601         233,590
     3,400  Briggs & Stratton Corp. ............       240,086         276,080
     6,000  Kennametal Inc. ....................       263,725         270,900
                                                   -----------     -----------
                                                       738,412         780,570
                                                   -----------     -----------
            EDUCATIONAL SERVICES -- 1.4%
    15,000  Educate Inc.+ ......................       165,000         176,850
                                                   -----------     -----------
            ELECTRONICS -- 2.9%
     4,100  Cymer Inc.+ ........................       123,541         117,506
     8,800  Fairchild Semiconductor
              International Inc.+ ..............       129,060         124,696
     7,800  MKS Instruments Inc.+ ..............       126,943         119,496
                                                   -----------     -----------
                                                       379,544         361,698
                                                   -----------     -----------
            ENERGY AND UTILITIES -- 11.1%
     4,200  Houston Exploration Co.+ ...........       175,596         249,270
     9,200  ONEOK Inc. .........................       200,115         239,384
     7,800  Quicksilver Resources Inc.+ ........       163,458         254,826
     3,700  SJW Corp. ..........................       122,170         122,174
    11,900  Westar Energy Inc. .................       235,081         240,380
     8,300  Whiting Petroleum Corp.+ ...........       208,356         252,320
                                                   -----------     -----------
                                                     1,104,776       1,358,354
                                                   -----------     -----------
            EQUIPMENT AND SUPPLIES -- 4.2%
    11,200  Greenbrier Companies Inc. ..........       233,079         268,800
     4,600  Middleby Corp. .....................       246,783         242,190
                                                   -----------     -----------
                                                       479,862         510,990
                                                   -----------     -----------
            FINANCIAL SERVICES-- 16.5%
    13,700  BankAtlantic Bancorp Inc., Cl. A ...       239,956         250,984
     9,200  BKF Capital Group Inc. .............       258,501         269,560
     6,800  Cathay General Bancorp .............       226,656         252,892
     6,000  Corus Bankshares Inc. ..............       243,061         258,780
     7,000  Montpelier Re Holdings Ltd. ........       247,244         256,760
     5,900  Piper Jaffray Companies Inc.+ ......       262,779         233,581
     7,900  Provident Bankshares Corp. .........       249,259         265,045
     4,200  Triad Guaranty Inc.+ ...............       227,530         233,016
                                                   -----------     -----------
                                                     1,954,986       2,020,618
                                                   -----------     -----------
            FOOD AND BEVERAGE -- 4.2%
     5,600  Corn Products International Inc. ...       253,088         258,160
     6,000  J & J Snack Foods Corp.+ ...........       231,139         257,280
                                                   -----------     -----------
                                                       484,227         515,440
                                                   -----------     -----------


                                                                      MARKET
  SHARES                                               COST           VALUE
  ------                                               ----           ------
            HEALTH CARE -- 4.1%
     8,200  Sybron Dental Specialties Inc.+ ....   $   229,678     $   243,458
     7,600  Triad Hospitals Inc.+ ..............       263,086         261,744
                                                   -----------     -----------
                                                       492,764         505,202
                                                   -----------     -----------
            HOTELS AND GAMING -- 3.9%
    13,200  Boca Resorts Inc., Cl. A+ ..........       247,821         245,124
    11,900  Marcus Corp. .......................       201,168         231,693
                                                   -----------     -----------
                                                       448,989         476,817
                                                   -----------     -----------
            METALS AND MINING -- 3.2%
     5,600  Compass Minerals International Inc.        124,042         124,320
     9,200  Massey Energy Co. ..................       245,501         266,156
                                                   -----------     -----------
                                                       369,543         390,476
                                                   -----------     -----------
            PAPER AND FOREST PRODUCTS -- 4.3%
    16,700  Longview Fibre Co. .................       222,629         254,675
    16,200  Wausau-Mosinee Paper Corp. .........       260,702         269,730
                                                   -----------     -----------
                                                       483,331         524,405
                                                   -----------     -----------
            PUBLISHING -- 1.0%
     6,500  Thomas Nelson Inc. .................       135,124         127,075
                                                   -----------     -----------
            REAL ESTATE -- 8.4%
     3,800  EastGroup Properties Inc. ..........       125,005         126,160
     5,100  Getty Realty Corp. .................       123,589         133,722
     4,300  Heritage Property Investment Trust .       118,591         125,431
     4,700  LaSalle Hotel Properties ...........       117,955         129,720
     6,000  Lexington Corporate Properties Trust       118,932         130,260
     4,800  Ramco-Gershenson Properties Trust ..       119,185         129,984
     8,500  Universal Health Realty Income Trust       241,138         257,550
                                                   -----------     -----------
                                                       964,395       1,032,827
                                                   -----------     -----------
            RETAIL -- 5.0%
     4,200  Aeropostale Inc.+ ..................       108,842         110,040
     4,400  Helen of Troy Ltd.+ ................       131,439         119,768
     3,300  Kellwood Co. .......................       141,803         120,285
     4,700  Neiman Marcus Group Inc., Cl. A ....       255,207         270,250
                                                   -----------     -----------
                                                       637,291         620,343
                                                   -----------     -----------
            SPECIALTY CHEMICALS -- 2.1%
     5,200  Cytec Industries Inc. ..............       231,343         254,540
                                                   -----------     -----------
            TRANSPORTATION -- 4.3%
    14,100  SCS Transportation Inc.+ ...........       294,195         267,054
    16,000  Top Tankers Inc.+ ..................       185,832         255,840
                                                   -----------     -----------
                                                       480,027         522,894
                                                   -----------     -----------
            TOTAL COMMON STOCKS                     11,186,393      11,946,410
                                                   -----------     -----------
            TOTAL INVESTMENTS -- 97.3%             $11,186,393      11,946,410
                                                   ===========
            OTHER ASSETS AND LIABILITIES (NET) -- 2.7% .......         329,187
                                                                   -----------
            NET ASSETS -- 100.0% .............................     $12,275,597
                                                                   ===========
-----------------
            For Federal tax purposes:
            Aggregate cost ...................................     $11,191,439
                                                                   ===========
            Gross unrealized appreciation ....................     $   932,351
            Gross unrealized depreciation ....................        (177,380)
                                                                   -----------
            Net unrealized appreciation (depreciation) .......     $   754,971
                                                                   ===========
-----------------
  + Non-income producing security.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD REALTY FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004
================================================================================

                                                                      MARKET
  SHARES                                               COST           VALUE
  ------                                               ----           ------
            COMMON STOCKS -- 95.7%
            APARTMENTS -- 16.1%
     4,800  Apartment Investment &
              Management Co., Cl. A ............   $   172,336     $   166,944
    10,282  Archstone-Smith Trust ..............       249,073         325,322
     3,000  Avalonbay Communities Inc. .........       137,908         180,660
     4,600  BRE Properties Inc., Cl. A .........       147,463         176,410
     4,900  Camden Property Trust ..............       172,240         226,380
    13,100  Equity Residential .................       352,284         406,100
     4,400  Gables Residential Trust ...........       144,892         150,260
     3,500  Home Properties Inc. ...............       111,614         138,460
     3,900  Mid-America Apartment
              Communities Inc. .................        94,290         151,905
     8,400  Post Properties Inc. ...............       216,333         251,160
     6,100  Summit Properties Inc. .............       136,794         165,005
    15,600  United Dominion Realty Trust Inc. ..       250,837         309,348
                                                   -----------     -----------
                                                     2,186,064       2,647,954
                                                   -----------     -----------
            DIVERSIFIED PROPERTY -- 13.6%
    12,368  Catellus Development Corp. .........       290,890         327,876
     3,600  Colonial Properties Trust ..........       110,439         144,792
    11,866  Duke Realty Corp. ..................       306,612         393,951
     7,800  First Potomac Realty Trust .........       157,370         161,148
     6,000  Getty Realty Corp. .................       115,085         157,320
     7,700  Lexington Corporate Properties Trust       126,927         167,167
     7,800  Liberty Property Trust .............       237,814         310,752
     4,100  Tejon Ranch Co.+ ...................       129,440         154,365
     6,800  Vornado Realty Trust ...............       279,444         426,224
                                                   -----------     -----------
                                                     1,754,021       2,243,595
                                                   -----------     -----------
            FINANCIAL SERVICES -- 0.9%
    10,400  American Financial Realty Trust ....       137,201         146,744
                                                   -----------     -----------
            HEALTH CARE -- 3.9%
    12,500  Health Care Property Investors Inc.        228,207         325,000
     4,000  Healthcare Realty Trust Inc. .......       149,100         156,160
     5,200  Universal Health Realty Income Trust       139,379         157,560
                                                   -----------     -----------
                                                       516,686         638,720
                                                   -----------     -----------
            HOTELS -- 3.8%
     5,400  Hospitality Properties Trust .......       188,865         229,446
     6,000  LaSalle Hotel Properties ...........       117,668         165,600
     5,000  Starwood Hotels & Resorts
              Worldwide Inc. ...................       121,927         232,100
                                                   -----------     -----------
                                                       428,460         627,146
                                                   -----------     -----------
            INDUSTRIAL PROPERTY -- 6.0%
     6,500  AMB Property Corp. .................       202,465         240,630
     4,400  CenterPoint Properties Trust .......       124,221         191,752
     4,700  EastGroup Properties Inc. ..........       162,258         156,040
    11,500  ProLogis ...........................       307,468         405,260
                                                   -----------     -----------
                                                       796,412         993,682
                                                   -----------     -----------
            MANUFACTURED HOUSING -- 1.4%
     6,800  Manufactured Home Communities Inc. .       210,287         226,032
                                                   -----------     -----------
            OFFICE PROPERTY -- 18.0%
     2,700  Alexandria Real Estate Equities Inc.       114,541         177,444
     4,700  Arden Realty Inc. ..................       110,822         153,126
     6,300  Boston Properties Inc. .............       259,649         348,957


                                                                      MARKET
  SHARES                                               COST           VALUE
  ------                                               ----           ------
     5,300  Brandywine Realty Trust ............   $   115,781     $   150,944
     4,800  CarrAmerica Realty Corp. ...........       135,124         156,960
     6,500  Corporate Office Properties Trust ..        90,081         166,530
     7,200  Cousins Properties Inc. ............       185,830         247,032
     8,900  Crescent Real Estate Equities Co. ..       142,556         140,086
     6,700  CRT Properties Inc. ................       153,564         143,715
    16,384  Equity Office Properties Trust .....       452,791         446,464
     6,500  Highwoods Properties Inc. ..........       142,854         159,965
     5,200  Mack-Cali Realty Corp. .............       161,467         230,360
     8,800  Maguire Properties Inc. ............       220,102         213,928
     6,300  Prentiss Properties Trust ..........       175,851         226,800
                                                   -----------     -----------
                                                     2,461,013       2,962,311
                                                   -----------     -----------
            PAPER AND FOREST PRODUCTS -- 2.9%
     4,700  Plum Creek Timber Co. Inc. .........       111,488         164,641
     7,088  Rayonier Inc. ......................       280,269         320,661
                                                   -----------     -----------
                                                       391,757         485,302
                                                   -----------     -----------
            PUBLIC STORAGE -- 3.3%
    12,100  Extra Space Storage Inc. ...........       151,450         154,275
     4,700  Public Storage Inc. ................       166,969         232,885
     3,900  Sovran Self Storage Inc. ...........       108,431         152,802
                                                   -----------     -----------
                                                       426,850         539,962
                                                   -----------     -----------
            SHOPPING CENTERS -- 24.8%
     2,700  CBL & Associates Properties Inc. ...        99,366         164,565
     2,300  Chelsea Property Group Inc. ........        84,108         154,330
     8,281  Developers Diversified Realty Corp.        199,602         324,201
    15,100  General Growth Properties Inc. .....       341,512         468,100
     5,500  Heritage Property Investment Trust .       157,310         160,435
     6,450  Kimco Realty Corp. .................       224,601         330,885
     3,300  Macerich Co. .......................        95,874         175,857
     4,800  Mills Corp. ........................       166,973         248,976
     3,200  Pan Pacific Retail Properties Inc. .       102,263         173,120
     5,900  Ramco-Gershenson Properties Trust ..       117,383         159,772
     5,300  Realty Income Corp. ................       217,278         238,659
     6,900  Regency Centers Corp. ..............       217,280         320,781
    10,200  Simon Property Group Inc. ..........       349,344         547,026
     9,100  Taubman Centers Inc. ...............       187,933         235,053
    11,875  Weingarten Realty Investors ........       292,029         391,994
                                                   -----------     -----------
                                                     2,852,856       4,093,754
                                                   -----------     -----------
            TRANSPORTATION -- 1.0%
     4,800  Alexander & Baldwin Inc. ...........       158,118         162,912
                                                   -----------     -----------
            TOTAL COMMON STOCKS ................    12,319,725      15,768,114
                                                   -----------     -----------
            TOTAL INVESTMENTS -- 95.7% .........   $12,319,725      15,768,114
                                                   ===========
            OTHER ASSETS AND LIABILITIES (NET) -- 4.3% .......         715,642
                                                                   -----------
            NET ASSETS -- 100.0% .............................     $16,483,756
                                                                   ===========
----------------
            For Federal tax purposes:
            Aggregate cost ...................................     $12,344,357
                                                                   ===========
            Gross unrealized appreciation ....................     $ 3,484,820
            Gross unrealized depreciation ....................         (61,063)
                                                                   -----------
            Net unrealized appreciation (depreciation) .......     $ 3,423,757
                                                                   ===========
----------------
  + Non-income producing security.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004
================================================================================

                                                                      MARKET
  SHARES                                               COST           VALUE
  ------                                               ----           ------
            COMMON STOCKS -- 96.6%
            AUTOMOTIVE: PARTS AND ACCESSORIES -- 6.0%
    89,800  Midas Inc.+ ........................   $ 1,189,581     $ 1,454,760
     1,000  Puradyn Filter Technologies Inc.+ ..         2,400           1,110
    50,000  Scheib (Earl) Inc.+ ................       243,865         160,000
    44,000  Standard Motor Products Inc. .......       501,854         664,840
   159,000  TransPro Inc.+ .....................       730,359         826,005
                                                   -----------     -----------
                                                     2,668,059       3,106,715
                                                   -----------     -----------
            AVIATION: PARTS AND SERVICES -- 2.0%
     2,500  Aviall Inc.+ .......................        30,525          51,000
    15,300  CPI Aerostructures Inc.+ ...........       159,639         139,230
     2,000  Curtiss-Wright Corp., Cl. B ........        43,050         108,200
   145,000  Fairchild Corp., Cl. A+ ............       739,108         577,100
    12,000  Kaman Corp., Cl. A .................       155,265         143,280
                                                   -----------     -----------
                                                     1,127,587       1,018,810
                                                   -----------     -----------
            BROADCASTING -- 4.6%
    60,000  Acme Communications Inc.+ ..........       364,898         357,000
    27,500  Beasley Broadcast Group Inc.,
              Cl. A+ ...........................       297,335         431,750
    71,500  Crown Media Holdings Inc., Cl. A+ ..       532,715         597,025
    10,000  Granite Broadcasting Corp.+ ........        26,500           2,300
    32,000  Gray Television Inc. ...............       341,199         380,800
    79,000  Paxson Communications Corp.+ .......       308,699         106,650
     7,000  Salem Communications Corp.,
              Cl. A+ ...........................       126,904         177,240
    30,000  Young Broadcasting Inc., Cl. A+ ....       288,879         326,100
                                                   -----------     -----------
                                                     2,287,129       2,378,865
                                                   -----------     -----------
            BUILDING AND CONSTRUCTION -- 0.4%
    10,907  Homasote Co.+ ......................        85,994          70,895
     5,000  Huttig Building Products Inc.+ .....        17,126          45,250
     4,900  Monarch Cement Co. .................       100,506         106,943
                                                   -----------     -----------
                                                       203,626         223,088
                                                   -----------     -----------
            BUSINESS SERVICES -- 2.5%
    28,000  ANC Rental Corp.+ ..................           840               3
     3,500  Chemed Corp. .......................       126,696         195,090
    80,100  Edgewater Technology Inc.+ .........       308,396         396,495
    20,000  Information Resources Inc.+ ........        32,400          54,400
    43,500  Nashua Corp.+ ......................       284,304         480,675
       804  National Stock Yards Co.+ ..........        80,700         109,746
    10,000  PubliCard Inc.+ ....................        14,435             340
     1,000  StarTek Inc. .......................        17,895          31,360
                                                   -----------     -----------
                                                       865,666       1,268,109
                                                   -----------     -----------
            CABLE -- 0.2%
    90,000  Adelphia Communications Corp.,
              Cl. A+ ...........................        15,750          33,300
     2,500  Outdoor Channel Holdings Inc.+ .....        24,825          38,750
                                                   -----------     -----------
                                                        40,575          72,050
                                                   -----------     -----------
            CLOSED-END FUNDS -- 0.2%
    11,500  MVC Capital Inc.+ ..................       102,707         107,755
                                                   -----------     -----------


                                                                      MARKET
  SHARES                                               COST           VALUE
  ------                                               ----           ------
            COMMUNICATIONS EQUIPMENT -- 0.2%
     3,000  Andrew Corp.+ ......................   $    10,240     $    36,720
    10,000  Communications Systems Inc. ........        84,990          83,200
                                                   -----------     -----------
                                                        95,230         119,920
                                                   -----------     -----------
            COMPUTER SOFTWARE AND SERVICES -- 2.7%
    25,000  Citadel Security Software Inc.+ ....        98,139          62,250
    23,881  Gemplus International SA+ ..........        10,945          44,787
     3,000  iVillage Inc.+ .....................         2,520          18,000
    32,000  Mobius Management
              Systems Inc.+ ....................       269,741         289,600
   480,000  Net Perceptions Inc.+ ..............       196,704         355,200
   850,000  StorageNetworks Inc. Escrow+ .......             0          25,500
    57,000  Tyler Technologies Inc.+ ...........       223,611         503,880
    34,000  Vitria Technology Inc.+ ............       207,797         105,740
                                                   -----------     -----------
                                                     1,009,457       1,404,957
                                                   -----------     -----------
            CONSUMER PRODUCTS -- 5.7%
    68,000  Adams Golf Inc.+ ...................       115,878          74,800
     9,300  American Locker Group Inc.+ ........       114,326          99,510
    30,000  CNS Inc. ...........................       338,378         330,000
    16,000  Ducati Motor Holding SpA, ADR+ .....       243,605         211,200
    13,000  Enesco Group Inc.+ .................       146,486          89,050
     6,000  Levcor International Inc.+ .........        20,802          13,500
     4,000  Marine Products Corp. ..............         6,145          72,000
    24,000  Marzotto SpA .......................       187,093         347,563
     3,000  National Presto Industries Inc. ....        90,585         125,460
    41,530  Syratech Corp.+ (a) ................        10,383          11,005
    22,000  Water Pik Technologies Inc.+ .......       187,874         327,800
   268,000  Weider Nutrition International Inc.+       498,691       1,219,400
                                                   -----------     -----------
                                                     1,960,246       2,921,288
                                                   -----------     -----------
            CONSUMER SERVICES -- 0.1%
     3,000  Collectors Universe Inc.+ ..........        10,620          43,740
                                                   -----------     -----------
            DIVERSIFIED INDUSTRIAL -- 4.5%
    10,200  Ampco-Pittsburgh Corp. .............       118,479         135,252
   101,500  Harbor Global Co. Ltd.+ ............       504,865       1,015,000
    64,000  Katy Industries Inc.+ ..............       306,659         340,480
    35,000  Lamson & Sessions Co.+ .............       154,961         318,500
     2,000  Lindsay Manufacturing Co. ..........        39,765          53,660
     2,000  Oregon Steel Mills Inc.+ ...........        17,104          33,260
    34,000  Pinguely-Haulotte ..................       181,849         224,231
    11,750  RWC Inc.+ ..........................       281,315          76,963
    22,000  Tech/Ops Sevcon Inc. ...............       122,265         130,680
     4,000  WHX Corp.+ .........................         8,915           4,360
                                                   -----------     -----------
                                                     1,736,177       2,332,386
                                                   -----------     -----------
            EDUCATIONAL SERVICES -- 0.7%
    21,000  Concorde Career Colleges Inc.+ .....       460,200         322,770
     5,600  Lab-Volt Systems Inc.+ .............        31,800          53,200
     5,000  ProsoftTraining+ ...................        11,220           1,850
                                                   -----------     -----------
                                                       503,220         377,820
                                                   -----------     -----------

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004
================================================================================

                                                                      MARKET
  SHARES                                               COST           VALUE
  ------                                               ----           ------
            COMMON STOCKS (CONTINUED)
            ELECTRONICS -- 1.0%
    25,000  CTS Corp. ..........................   $   201,432     $   315,000
     1,000  Fargo Electronics+ .................         5,641           9,690
    11,500  George Risk Industries Inc. ........        52,760          71,013
     2,000  Lowrance Electronics Inc. ..........         8,860          49,040
     5,000  Zoran Corp.+ .......................        32,186          78,600
                                                   -----------     -----------
                                                       300,879         523,343
                                                   -----------     -----------
            ENERGY AND UTILITIES: ELECTRIC -- 1.6%
    40,000  British Energy PLC+ ................         3,200          10,314
    19,200  Green Mountain Power Corp. .........       404,356         500,160
    12,000  Unitil Corp. .......................       309,066         324,060
                                                   -----------     -----------
                                                       716,622         834,534
                                                   -----------     -----------
            ENERGY AND UTILITIES: INTEGRATED -- 1.8%
    30,000  Aquila Inc.+ .......................        86,160          93,600
     3,000  Empire District Electric Co. .......        68,400          61,650
    21,300  Florida Public Utilities Co. .......       276,065         365,295
    10,000  MGE Energy Inc. ....................       317,483         318,200
       800  Pardee Resources Co. Inc.+ (a) .....        72,100          78,600
    95,200  Progress Energy Inc., CVO+ .........        10,472          15,232
                                                   -----------     -----------
                                                       830,680         932,577
                                                   -----------     -----------
            ENERGY AND UTILITIES: NATURAL GAS -- 3.2%
     3,000  Cascade Natural Gas Corp. ..........        60,917          63,690
    13,100  Chesapeake Utilities Corp. .........       290,761         328,810
    17,014  Corning Natural Gas Corp.+ .........       281,284         174,394
    31,200  Petrocorp Escrow Shares+ ...........             0           1,872
    11,000  Petroleum Development Corp.+ .......       177,402         482,020
    17,000  RGC Resources Inc. .................       364,576         400,843
     4,000  South Jersey Industries Inc. .......       142,589         191,000
                                                   -----------     -----------
                                                     1,317,529       1,642,629
                                                   -----------     -----------
            ENERGY AND UTILITIES: SERVICES -- 1.0%
     1,000  KFx Inc.+ ..........................         7,920           7,710
        19  Petroleum Geo-Services
              ASA, ADR+ ........................        14,592             927
    22,000  RPC Inc. ...........................       276,941         393,360
    26,000  Stolt Offshore SA, ADR+ ............        78,040         126,880
                                                   -----------     -----------
                                                       377,493         528,877
                                                   -----------     -----------
            ENERGY AND UTILITIES: WATER -- 1.3%
     5,000  Artesian Resources Corp., Cl. A ....        80,521         135,900
     1,500  BIW Ltd. ...........................        27,265          28,110
     2,500  California Water Service Group .....        55,552          73,425
     1,000  Consolidated Water Co. Ltd. ........         7,500          23,581
    11,000  Middlesex Water Co. ................       188,416         197,120
     6,000  SJW Corp. ..........................       140,427         198,120
                                                   -----------     -----------
                                                       499,681         656,256
                                                   -----------     -----------
            ENTERTAINMENT -- 2.9%
    10,500  Canterbury Park Holding Corp. ......        95,240         165,900
    30,000  Dover Motorsports Inc. .............       146,431         128,700


                                                                      MARKET
  SHARES                                               COST           VALUE
  ------                                               ----           ------
    12,500  Fisher Communications Inc.+ ........   $   568,502     $   600,000
    45,000  GC Companies Inc.+ .................        67,956          38,700
    32,000  Jetix Europe NV+ ...................       219,780         537,341
     2,500  LodgeNet Entertainment Corp.+ ......        27,500          33,000
                                                   -----------     -----------
                                                     1,125,409       1,503,641
                                                   -----------     -----------
            ENVIRONMENTAL SERVICES -- 0.4%
    25,000  Trojan Technologies Inc.+ ..........       144,102         208,802
                                                   -----------     -----------
            EQUIPMENT AND SUPPLIES -- 6.6%
   180,000  Baldwin Technology Co. Inc., Cl. A+        339,712         504,000
    15,000  Capstone Turbine Corp.+ ............        27,450          22,950
   100,000  Core Molding Technologies Inc.+ ....       230,767         267,000
     7,000  Eastern Co. ........................       115,764         113,750
   114,700  Fedders Corp. ......................       839,326         469,123
    10,000  Gerber Scientific Inc.+ ............        33,933          65,900
    10,000  Gildemeister AG+ ...................        75,736          74,893
    63,000  Maezawa Kyuso Industries Co. Ltd. ..       340,143         814,544
     9,800  Mine Safety Appliances Co. .........       262,315         399,056
    57,000  Raytech Corp.+ .....................       184,407         103,170
   165,000  Selas Corp. of America+ ............       515,927         330,825
    15,400  SL Industries Inc.+ ................       107,010         169,400
     1,000  SRS Labs Inc.+ .....................         5,500           5,320
     1,100  Watts Water Technologies Inc.,
              Cl. A ............................        16,825          29,535
                                                   -----------     -----------
                                                     3,094,815       3,369,466
                                                   -----------     -----------
            FINANCIAL SERVICES -- 10.7%
    24,000  Berkshire Bancorp Inc. .............       284,643         394,800
    15,900  BKF Capital Group Inc. .............       375,063         465,870
    11,000  Crazy Woman Creek
              Bancorp Inc.+ ....................       143,391         206,250
       747  Danielson Holding Corp.+ ...........         2,531           4,549
     5,500  Fidelity Southern Corp. ............        44,340          83,820
    37,000  Flushing Financial Corp. ...........       556,101         703,370
    28,000  Fulton Financial Corp. .............       226,712         599,200
        10  Guaranty Corp., Cl. A+ .............       137,500         161,000
   420,000  J Net Enterprises Inc.+ ............       462,378       1,113,000
    32,000  Ladenburg Thalmann Financial
              Services Inc.+ ...................        31,550          16,000
     7,500  Northrim BanCorp Inc. ..............       157,685         163,875
     6,390  Parish National Bank of Bogalusa+ ..       234,127         341,865
     7,000  Patriot National Bancorp ...........       104,908          97,755
     2,500  PennFed Financial Services Inc. ....        86,387          76,025
    12,500  Seacoast Banking Corp. of Florida ..       240,300         267,000
     3,500  Sunwest Bank+ ......................       324,002         341,250
    17,000  SWS Group Inc. .....................       303,857         273,360
    15,700  Synergy Financial Group Inc. .......       160,223         165,792
       500  TIB Financial Corp. ................         7,780          11,125
                                                   -----------     -----------
                                                     3,883,478       5,485,906
                                                   -----------     -----------
            FOOD AND BEVERAGE -- 2.2%
    14,000  Boston Beer Co. Inc., Cl. A+ .......       207,587         352,800
     4,000  Genesee Corp., Cl. A+ ..............        13,980           8,000

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004
================================================================================

                                                                      MARKET
  SHARES                                               COST           VALUE
  ------                                               ----           ------
            COMMON STOCKS (CONTINUED)
            FOOD AND BEVERAGE (CONTINUED)
    30,100  Genesee Corp., Cl. B+ ..............   $    55,564     $    60,200
     3,000  J & J Snack Foods Corp.+ ...........        88,065         128,640
    11,000  Lifeway Foods Inc.+ ................        78,614         115,280
    35,000  MGP Ingredients Inc. ...............       168,688         347,200
    20,000  Northland Cranberries Inc., Cl. A+ .        15,400          15,500
     1,000  Poore Brothers Inc.+ ...............         2,660           2,750
     8,500  Scheid Vineyards Inc., Cl. A+ ......        47,912          44,192
     5,000  Todhunter International Inc.+ ......        53,388          60,800
                                                   -----------     -----------
                                                       731,858       1,135,362
                                                   -----------     -----------
            HEALTH CARE -- 12.6%
    17,400  Arkopharma .........................       248,814         360,902
   100,000  BioLase Technology Inc. ............     1,184,099         816,000
     9,000  Biosite Inc.+ ......................       276,270         440,640
    16,000  Boiron SA ..........................       257,514         437,185
     7,000  Bruker BioSciences Corp.+ ..........        27,970          24,220
    75,000  Cholestech Corp.+ ..................       570,157         507,000
   100,000  Del Global Technologies Corp.+ .....       215,065         270,000
    15,100  Exactech Inc.+ .....................       233,128         308,795
     4,000  ICU Medical Inc.+ ..................       127,860         104,160
    20,000  Innova LifeSciences Corp.+ .........        15,567          22,125
   139,300  Lifecore Biomedical Inc.+ ..........     1,010,063         975,100
    19,000  Neogen Corp.+ ......................       215,983         371,070
     2,500  NMT Medical Inc.+ ..................         7,858           9,750
    10,000  NWH Inc. ...........................       192,040         176,790
     4,000  Orthofix International NV+ .........       108,404         137,400
    41,000  Regeneration Technologies Inc.+ ....       370,154         328,820
    32,000  Schick Technologies Inc.+ ..........       253,601         350,400
    18,000  Thoratec Corp.+ ....................       222,997         173,160
     2,000  Tutogen Medical Inc.+ ..............        10,180           5,980
   140,000  VitalWorks Inc.+ ...................       733,119         522,200
     6,000  Women First HealthCare Inc.+ .......         4,875              18
     5,000  Young Innovations Inc. .............       135,280         165,000
                                                   -----------     -----------
                                                     6,420,998       6,506,715
                                                   -----------     -----------
            HOTELS AND GAMING -- 0.7%
     8,000  Boca Resorts Inc., Cl. A+ ..........       111,402         148,560
    12,000  Dover Downs Gaming &
              Entertainment Inc. ...............       113,503         123,480
        29  Fair Grounds Corp.+ ................       177,460          36,033
     2,000  Florida Gaming Corp.+ ..............         6,950          20,020
                                                   -----------     -----------
                                                       409,315         328,093
                                                   -----------     -----------
            MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 11.8%
   100,000  Cavalier Homes Inc.+ ...............       547,235         565,000
    50,000  Cavco Industries Inc.+ .............     1,862,984       1,888,500
    16,800  Nobility Homes Inc. ................       263,254         393,120
    19,000  Palm Harbor Homes Inc.+ ............       388,657         320,150
    55,000  Skyline Corp. ......................     1,832,704       2,202,750
   160,000  Southern Energy Homes Inc.+ ........       594,482         707,200
                                                   -----------     -----------
                                                     5,489,316       6,076,720
                                                   -----------     -----------


                                                                      MARKET
  SHARES                                               COST           VALUE
  ------                                               ----           ------
            METALS AND MINING -- 0.0%
   615,000  Royal Oak Mines Inc.+ ..............   $     2,314     $     8,610
                                                   -----------     -----------
            PAPER AND FOREST PRODUCTS -- 0.4%
    15,000  Packaging Dynamics Corp. ...........       111,035         214,500
                                                   -----------     -----------
            PUBLISHING -- 1.3%
   100,000  PRIMEDIA Inc.+ .....................       190,965         235,000
    15,400  Thomas Nelson Inc. .................       160,813         301,070
     5,500  William H. Sadlier Inc.+ ...........       154,564         149,188
                                                   -----------     -----------
                                                       506,342         685,258
                                                   -----------     -----------
            REAL ESTATE -- 2.8%
    12,000  Biloxi Marsh Lands Corp. ...........        93,653         468,000
    28,000  Calcasieu Real Estate & Oil Co. Inc.       177,625         226,100
     5,000  Capital Properties Inc., Cl. A .....        73,300          73,875
        50  Case Pomeroy & Co. Inc., Cl. A .....        58,825          64,125
        50  Case Pomeroy & Co. Inc., Cl. B .....        58,825          51,250
       500  Consolidated-Tomoka Land Co. .......        10,520          17,390
    14,000  Griffin Land & Nurseries Inc.+ .....       268,252         336,000
     5,500  Gyrodyne Company of
              America Inc.+ ....................        88,163         198,000
     2,508  Royalty Ll+ ........................             0               0
                                                   -----------     -----------
                                                       829,163       1,434,740
                                                   -----------     -----------
            RETAIL -- 0.5%
     1,200  Bowlin Travel Centers Inc.+ ........         1,800           2,190
     4,000  CoolBrands International Inc.+ .....         5,397          29,236
     1,000  Gander Mountain Co.+ ...............        22,110          20,015
    12,000  Movado Group Inc. ..................       171,186         204,000
     8,000  Sport Supply Group Inc.+ ...........        10,250          11,800
                                                   -----------     -----------
                                                       210,743         267,241
                                                   -----------     -----------
            SPECIALTY CHEMICALS -- 1.3%
   267,226  General Chemical Group Inc.+ .......        59,859          10,689
     1,000  KMG Chemicals Inc. .................         3,270           3,690
    23,000  Material Sciences Corp.+ ...........       250,259         310,270
    59,000  Omnova Solutions Inc.+ .............       327,675         355,770
                                                   -----------     -----------
                                                       641,063         680,419
                                                   -----------     -----------
            TELECOMMUNICATIONS -- 2.3%
     1,000  Ambient Corp.+ .....................           280             195
    32,540  ATX Communications Inc.+ ...........        68,495           2,278
    25,896  D&E Communications Inc. ............       290,401         297,804
    13,000  HickoryTech Corp. ..................       154,118         150,813
        80  Horizon Telecom Inc., Cl. A+ (a) ...         9,250           7,331
       339  Horizon Telecom Inc., Cl. B+ (a) ...        39,073          31,064
     1,500  Lexcom Inc., Cl. B+ ................        86,355          63,187
    18,876  New Ulm Telecom Inc. ...............       182,554         172,715
       922  NTL Inc.+ ..........................        31,540          57,229
    10,000  PNV Inc.+ ..........................             3              17
     6,600  Shenandoah
              Telecommunications Co. ...........       101,736         169,026
    10,000  Stratos International Inc.+ ........        38,124          44,600
     1,000  SureWest Communications ............        26,664          28,670


                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004
================================================================================

                                                                      MARKET
  SHARES                                               COST           VALUE
  ------                                               ----           ------
            COMMON STOCKS (CONTINUED)
            TELECOMMUNICATIONS (CONTINUED)
    50,000  Sycamore Networks Inc.+ ............   $   164,231     $   189,000
                                                   -----------     -----------
                                                     1,192,824       1,213,929
                                                   -----------     -----------
            TRANSPORTATION -- 0.3%
     5,000  Old Dominion Freight Line Inc.+ ....       105,770         144,050
                                                   -----------     -----------
            WIRELESS COMMUNICATIONS -- 0.1%
     9,000  Rural Cellular Corp., Cl. A+ .......         7,830          62,010
                                                   -----------     -----------
            TOTAL COMMON STOCKS ................    41,559,558      49,819,181
                                                   -----------     -----------
            PREFERRED STOCKS -- 1.4%
            AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.8%
    21,000  Jungheinrich AG Pfd. ...............       170,463         412,358
                                                   -----------     -----------
            BROADCASTING -- 0.4%
       532  Granite Broadcasting Corp.,
              12.750% Pfd.+ ....................       224,996         218,120
                                                   -----------     -----------
            DIVERSIFIED INDUSTRIAL -- 0.2%
    22,000  WHX Corp.,
              $3.75 Cv. Pfd., Ser. B+ ..........       112,890         110,000
                                                   -----------     -----------
            TOTAL PREFERRED STOCKS .............       508,349         740,478
                                                   -----------     -----------
            CONVERTIBLE PREFERRED STOCKS -- 1.1%
            BUSINESS SERVICES -- 1.0%
     6,485  Interep National Radio Sales Inc.,
              4.000% Cv. Pfd., Ser. A (a)(b) ...       648,944         524,023
                                                   -----------     -----------
            DIVERSIFIED INDUSTRIAL -- 0.1%
     5,500  WHX Corp.,
              6.500% Cv. Pfd., Ser. A+ .........        33,640          26,950
                                                   -----------     -----------
            TOTAL CONVERTIBLE
              PREFERRED STOCKS .................       682,584         550,973
                                                   -----------     -----------
            WARRANTS -- 0.1%
            BUSINESS SERVICES -- 0.0%
     1,666  Avalon Digital Marketing Systems
              Inc., expires 11/11/11+ (a) ......             0               0
    37,500  Interep National Radio Sales Inc.,
              expires 05/06/07+ (a) ............             0               0
                                                   -----------     -----------
                                                             0               0
                                                   -----------     -----------
            TELECOMMUNICATIONS -- 0.1%
     2,000  Microcell Telecommunications Inc.,
              Cl. A, expires 05/01/05+ .........         1,000          25,444
     3,333  Microcell Telecommunications Inc.,
              Cl. B, expires 05/01/08+ .........         2,766          40,821
                                                   -----------     -----------
                                                         3,766          66,265
                                                   -----------     -----------
            TOTAL WARRANTS .....................         3,766          66,265
                                                   -----------     -----------


 PRINCIPAL                                                            MARKET
  AMOUNT                                               COST           VALUE
 ---------                                             ----           ------
            U.S. GOVERNMENT OBLIGATIONS -- 0.7%
            U.S. TREASURY BILLS -- 0.7%
  $341,000  U.S. Treasury Bills,
              1.502% to 1.600%++,
              10/07/04 to 11/18/04 .............   $   340,369     $   340,369
                                                   -----------     -----------
            TOTAL U.S. GOVERNMENT
              OBLIGATIONS ......................       340,369         340,369
                                                   -----------     -----------
            TOTAL INVESTMENTS -- 99.9% .........   $43,094,626      51,517,266
                                                   ===========
            OTHER ASSETS AND LIABILITIES (NET) -- 0.1% .......          34,702
                                                                   -----------
            NET ASSETS -- 100.0% .............................     $51,551,968
                                                                   ===========
---------------
            For Federal tax purposes:
            Aggregate cost ...................................     $43,106,923
                                                                   ===========
            Gross unrealized appreciation ....................     $11,865,369
            Gross unrealized depreciation ....................      (3,455,026)
                                                                   -----------
            Net unrealized appreciation (depreciation) .......     $ 8,410,343
                                                                   ===========
---------------
  (a) Security fair valued under procedures established by the Board of Trustees. The aggregate value of fair valued securities is $652,023 or 1.26% of net assets. See Note 2 to the financial statements.
  (b) This security is restricted as to resale, but is convertible into registered common stock, and has been fair valued under procedures established by the Board of Trustees since its purchase on May 3, 2002. A dividend was paid in kind on May 1, 2003 of 236 shares and on May 3, 2004 of 249 shares. At September 30, 2004, the aggregate value of restricted securities is $524,023 or 1.02% of net assets.Details of the original acquisition are set forth below:

                                                                                    9/30/04
                                                                                    CARRYING
ACQUISITION                                       ACQUISITION     ACQUISITION        VALUE
  SHARES     ISSUER                                  DATE             COST          PER UNIT
  --------   ------                                 ------           ------         --------
   6,000     Interep National Radio Sales Inc.,
               4.000% Cv. Pfd., Ser. A ..........   5/3/02          $600,000        $80.8053
                                                                                    --------

  +      Non-income producing security.
  ++     Represents annualized yield at date of purchase.
  ADR -- American Depository Receipt.
  CVO -- Contingent Value Obligation.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004
=============================================================================================================================

                                                            EQUITY            BALANCED        INTERMEDIATE          SMALLCAP
                                                             FUND               FUND            BOND FUND         EQUITY FUND
                                                         ------------       ------------      ------------       ------------
ASSETS:
   Investments, at value
      (Cost $152,229,015, $122,846,617,
      $9,637,730, $11,186,393, $12,319,725
      and $43,094,626, respectively) .................   $180,200,446       $139,184,961       $ 9,875,230       $ 11,946,410
   Cash ..............................................      2,108,488          1,011,330           145,825            242,748
   Dividends and interest receivable .................        162,955            543,622            89,783             17,089
   Receivable for Fund shares sold ...................         58,201            194,947             8,307                697
   Receivable for investments sold ...................      1,195,129          2,238,653                --            361,811
                                                         ------------       ------------       -----------       ------------
   TOTAL ASSETS ......................................    183,725,219        143,173,513        10,119,145         12,568,755
                                                         ------------       ------------       -----------       ------------
LIABILITIES:
   Dividends payable .................................             --                 --             3,084                 --
   Payable for Fund shares redeemed ..................        440,232            152,058               346             10,319
   Payable for investments purchased .................         45,050            108,633                --            249,692
   Payable for investment advisory fees ..............        150,071             87,207             2,856              5,810
   Payable for distribution fees .....................         38,308             30,759             2,347              2,557
   Payable to custodian ..............................          5,603                123             1,158              3,222
   Other accrued expenses ............................        121,382             87,463            24,858             21,558
                                                         ------------       ------------       -----------       ------------
   TOTAL LIABILITIES .................................        800,646            466,243            34,649            293,158
                                                         ------------       ------------       -----------       ------------
   NET ASSETS ........................................   $182,924,573       $142,707,270       $10,084,496       $ 12,275,597
                                                         ============       ============       ===========       ============
NET ASSETS CONSIST OF:
   Shares of beneficial interest, at
      $0.001 par value ...............................   $     19,619       $     12,439       $       902       $      1,351
   Additional paid-in capital ........................    183,619,598        129,938,774         9,774,777         22,824,778
   Accumulated (distributions in excess of)
      net investment income (loss) ...................        936,755                 --              (428)                --
   Accumulated net realized gain (loss)on investments     (29,622,830)        (3,582,287)           71,745        (11,310,549)
   Net unrealized appreciation on investments ........     27,971,431         16,338,344           237,500            760,017
                                                         ------------       ------------       -----------       ------------
   TOTAL NET ASSETS ..................................   $182,924,573       $142,707,270       $10,084,496       $ 12,275,597
                                                         ============       ============       ===========       ============
CLASS AAA:
   Total net assets ..................................   $179,407,074       $136,399,797       $ 9,553,331       $ 12,105,416
                                                         ============       ============       ===========       ============
   Shares of beneficial interest outstanding .........     19,239,972         11,887,419           854,493          1,332,536
                                                           ==========         ==========           =======          =========
   NET ASSET VALUE, offering and redemption
      price per share ................................          $9.32             $11.47            $11.18              $9.08
                                                                =====             ======            ======              =====
CLASS A:
   Total net assets ..................................     $3,328,361         $5,298,679           $75,233           $140,071
                                                           ==========         ==========           =======           ========
   Shares of beneficial interest outstanding .........        358,573            463,056             6,730             15,439
                                                              =======            =======             =====             ======
   NET ASSET VALUE and redemption
      price per share ................................          $9.28             $11.44            $11.18              $9.07
                                                                =====             ======            ======              =====
   Maximum sales charge ..............................           4.00%              4.00%             4.00%              4.00%
                                                                 ====               ====              ====               ====
   Maximum offering price per share (NAV / 0.96, based
      on maximum sales charge of 4.00% of the
      offering price at September 30, 2004) ..........          $9.67             $11.92            $11.65              $9.45
                                                                =====             ======            ======              =====
CLASS B:
   Total net assets ..................................        $37,457           $162,718          $455,824            $20,130
                                                              =======           ========          ========            =======
   Shares of beneficial interest outstanding .........          4,067             14,230            40,789              2,271
                                                                =====             ======            ======              =====
   NET ASSET VALUE  and offering
      price per share ................................          $9.21(a)          $11.43(a)         $11.18(a)            8.86(a)
                                                                =====             ======            ======               ====
CLASS C:
   Total net assets ..................................       $151,681           $846,076              $108             $9,980
                                                             ========           ========              ====             ======
   Shares of beneficial interest outstanding .........         16,413             73,909              9.67              1,110
                                                               ======             ======              ====              =====
   NET ASSET VALUE and offering price per share ......          $9.24(a)          $11.45(a)         $11.17(a)           $8.99(a)
                                                                =====             ======            ======              =====
THE GABELLI WESTWOOD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004
=======================================================================================

                                                           REALTY            MIGHTY
                                                            FUND         MITES(SM) FUND
                                                         -----------    ---------------
ASSETS:
   Investments, at value
      (Cost $152,229,015, $122,846,617,
      $9,637,730, $11,186,393, $12,319,725
      and $43,094,626, respectively) .................   $15,768,114      $51,517,266
   Cash ..............................................       697,302           11,960
   Dividends and interest receivable .................        69,852          120,071
   Receivable for Fund shares sold ...................        20,049              300
   Receivable for investments sold ...................            --               --
                                                         -----------      -----------
   TOTAL ASSETS ......................................    16,555,317       51,649,597
                                                         -----------      -----------
LIABILITIES:
   Dividends payable .................................            --               --
   Payable for Fund shares redeemed ..................        36,227           24,123
   Payable for investments purchased .................            --               --
   Payable for investment advisory fees ..............        11,520           15,415
   Payable for distribution fees .....................         3,376           11,033
   Payable to custodian ..............................         1,392           10,145
   Other accrued expenses ............................        19,046           36,913
                                                         -----------      -----------
   TOTAL LIABILITIES .................................        71,561           97,629
                                                         -----------      -----------
   NET ASSETS ........................................   $16,483,756      $51,551,968
                                                         ===========      ===========
NET ASSETS CONSIST OF:
   Shares of beneficial interest, at
      $0.001 par value ...............................   $     1,167      $     3,422
   Additional paid-in capital ........................    12,284,491       39,547,087
   Accumulated (distributions in excess of)
      net investment income (loss) ...................            --           26,184
   Accumulated net realized gain (loss)on investments        749,709        3,552,413
   Net unrealized appreciation on investments ........     3,448,389        8,422,862
                                                         -----------      -----------
   TOTAL NET ASSETS ..................................   $16,483,756      $51,551,968
                                                         ===========      ===========
CLASS AAA:
   Total net assets ..................................   $16,472,112      $50,805,129
                                                         ===========      ===========
   Shares of beneficial interest outstanding .........     1,166,353        3,371,111
                                                           =========        =========
   NET ASSET VALUE, offering and redemption
      price per share ................................        $14.12           $15.07
                                                              ======           ======
CLASS A:
   Total net assets ..................................        $4,731          $38,898
                                                              ======          =======
   Shares of beneficial interest outstanding .........         330.1            2,580
                                                               =====            =====
   NET ASSET VALUE and redemption
      price per share ................................        $14.33           $15.08
                                                              ======           ======
   Maximum sales charge ..............................          4.00%            4.00%
                                                                ====             ====
   Maximum offering price per share (NAV / 0.96, based
      on maximum sales charge of 4.00% of the
      offering price at September 30, 2004) ..........        $14.93           $15.71
                                                              ======           ======
CLASS B:
   Total net assets ..................................        $1,715         $400,110
                                                              ======         ========
   Shares of beneficial interest outstanding .........         119.7           26,991
                                                               =====           ======
   NET ASSET VALUE  and offering
      price per share ................................        $14.33(a)        $14.82(a)
                                                              ======           ======
CLASS C:
   Total net assets ..................................        $5,198         $307,831
                                                              ======         ========
   Shares of beneficial interest outstanding .........        354.67           20,847
                                                              ======           ======
   NET ASSET VALUE and offering price per share ......        $14.66(a)        $14.77(a)
                                                              ======           ======

--------------
(a) Redemption price varies based on length of time held.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004
====================================================================================================================================

                                                     EQUITY      BALANCED    INTERMEDIATE     SMALLCAP      REALTY        MIGHTY
                                                      FUND         FUND        BOND FUND    EQUITY FUND      FUND     MITES(SM) FUND
                                                  -----------  -----------   ------------   -----------   ----------  --------------
INVESTMENT INCOME:
   Dividends (net of foreign taxes of $0, $0,
      $0, $0, $0 and $8,320, respectively) ....   $ 4,903,121  $ 2,418,267    $      --     $   50,811    $  619,704    $  719,294
   Interest ...................................           262    2,207,500      426,838             --            --        84,502
                                                  -----------  -----------    ---------     ----------    ----------    ----------
   TOTAL INVESTMENT INCOME ....................     4,903,383    4,625,767      426,838         50,811       619,704       803,796
                                                  -----------  -----------    ---------     ----------    ----------    ----------
EXPENSES:
   Investment advisory fees ...................     2,049,320    1,106,180       64,453        131,731       154,339       617,438
   Distribution fees -- Class AAA .............       503,916      353,208       25,451         32,275        38,526       152,485
   Distribution fees -- Class A ...............        15,770       26,083          335            622            85           186
   Distribution fees -- Class B ...............           682        1,773        4,301            483            15         4,801
   Distribution fees -- Class C ...............         1,435        8,137          360            903            48         2,326
   Legal and audit fees .......................        77,081       60,385       16,574         27,481        15,556        33,381
   Custodian fees .............................        51,621       25,696        8,164         23,504         9,214        40,466
   Shareholder services fees ..................       209,745      115,901       17,980         15,273        14,895        74,462
   Registration fees ..........................        40,133       42,528       42,083         36,205        41,272        40,284
   Shareholder report expenses ................        58,787       43,291        4,886          5,833         5,563        20,180
   Trustee fees ...............................        10,975        7,789          561            604           806         3,226
   Miscellaneous expenses .....................        56,293       50,831        7,481          5,183         4,918        43,384
                                                  -----------  -----------    ---------     ----------    ----------    ----------
   TOTAL EXPENSES .............................     3,075,758    1,841,802      192,629        280,097       285,237     1,032,619
                                                  -----------  -----------    ---------     ----------    ----------    ----------
   LESS:
      Expense reimbursements ..................            --           --      (79,956)       (79,469)      (46,975)     (101,024)
      Custodian fee credits ...................        (9,194)     (25,631)      (1,660)        (1,680)       (6,664)           --
                                                  -----------  -----------    ---------     ----------    ----------    ----------
      TOTAL REIMBURSEMENTS AND CREDITS ........        (9,194)     (25,631)     (81,616)       (81,149)      (53,639)     (101,024)
                                                  -----------  -----------    ---------     ----------    ----------    ----------
      TOTAL NET EXPENSES ......................     3,066,564    1,816,171      111,013        198,948       231,598       931,595
                                                  -----------  -----------    ---------     ----------    ----------    ----------
   NET INVESTMENT INCOME (LOSS) ...............     1,836,819    2,809,596      315,825       (148,137)      388,106      (127,799)
                                                  -----------  -----------    ---------     ----------    ----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain on investments and
      foreign currency transactions ...........    12,951,512    5,341,452       89,104      2,782,169     1,063,262     3,983,019
   Net change in unrealized appreciation/
      depreciation on investments and
      foreign currency translations ...........    19,598,673    7,980,425     (240,477)      (561,144)    1,402,579     2,813,159
                                                  -----------  -----------    ---------     ----------    ----------    ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS AND FOREIGN CURRENCY .....    32,550,185   13,321,877     (151,373)     2,221,025     2,465,841     6,796,178
   NET INCREASE FROM PAYMENTS BY
      AFFILIATES AND NET GAINS (LOSSES)
      REALIZED ON THE DISPOSAL OF
      INVESTMENTS IN EXCESS OF RESTRICTIONS
      (SEE NOTE 6) ............................            --           --           --             --            --            --
                                                  -----------  -----------    ---------     ----------    ----------    ----------
NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .........................   $34,387,004  $16,131,473    $ 164,452     $2,072,888    $2,853,947    $6,668,379
                                                  ===========  ===========    =========     ==========    ==========    ==========


                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
==================================================================================================================================

                                                                        EQUITY FUND                        BALANCED FUND
                                                                        -----------                        -------------
                                                              FOR THE YEAR ENDED SEPTEMBER 30,    FOR THE YEAR ENDED SEPTEMBER 30,
                                                              --------------------------------    --------------------------------
                                                                  2004                2003            2004                2003
                                                              ------------        ------------    ------------        ------------
OPERATIONS:
   Net investment income (loss) ...........................   $  1,836,819        $  2,742,514    $  2,809,596        $  3,324,387
   Net realized gain (loss) on investments ................     12,951,512         (17,118,232)      5,341,452          (3,969,952)
   Net change in unrealized appreciation/depreciation
      on investments ......................................     19,598,673          46,872,694       7,980,425          17,609,031
                                                              ------------        ------------    ------------        ------------
   Net increase in net assets resulting from operations ...     34,387,004          32,496,976      16,131,473          16,963,466
                                                              ------------        ------------    ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ...........................................     (2,610,574)         (2,602,620)     (2,712,732)         (3,238,083)
      Class A .............................................        (33,292)            (15,571)        (88,575)            (95,033)
      Class B .............................................           (658)               (278)         (2,302)             (2,167)
      Class C .............................................             --              (2,736)         (9,907)             (5,249)
                                                              ------------        ------------    ------------        ------------
   Total distributions to shareholders ....................     (2,644,524)         (2,621,205)     (2,813,516)         (3,340,532)
                                                              ------------        ------------    ------------        ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA ...........................................     40,481,821          46,407,699      32,079,495          38,772,298
      Class A .............................................        739,947           1,345,854         346,618             935,819
      Class B .............................................          6,837              51,042          27,409              92,381
      Class C .............................................         10,387             863,444         919,608             706,432
                                                              ------------        ------------    ------------        ------------
                                                                41,238,992          48,668,039      33,373,130          40,506,930
                                                              ------------        ------------    ------------        ------------
   Proceeds from reinvestment of dividends
      Class AAA ...........................................      2,404,917           2,264,442       2,514,096           3,005,116
      Class A .............................................         32,283              14,299          72,907              78,353
      Class B .............................................            399                 278           2,035               1,924
      Class C .............................................             --               2,735           6,158               2,797
                                                              ------------        ------------    ------------        ------------
                                                                 2,437,599           2,281,754       2,595,196           3,088,190
                                                              ------------        ------------    ------------        ------------
   Cost of shares redeemed
      Class AAA ...........................................   (116,358,886)        (87,748,936)    (63,378,286)        (53,401,600)
      Class A .............................................       (841,291)           (594,797)       (646,777)         (2,168,311)
      Class B .............................................        (53,946)            (33,717)        (66,789)            (31,726)
      Class C .............................................         (9,276)           (777,960)       (608,535)           (570,280)
                                                              ------------        ------------    ------------        ------------
                                                              (117,263,399)        (89,155,410)    (64,700,387)        (56,171,917)
                                                              ------------        ------------    ------------        ------------
   Net increase (decrease) in net assets from shares of
      beneficial interest transactions ....................    (73,586,808)        (38,205,617)    (28,732,061)        (12,576,797)
                                                              ------------        ------------    ------------        ------------
   Net increase (decrease) in net assets ..................    (41,844,328)         (8,329,846)    (15,414,104)          1,046,137
                                                              ------------        ------------    ------------        ------------
REDEMPTION FEES:
   Redemption fees ........................................          7,830                  --           2,085                  --
                                                              ------------        ------------    ------------        ------------
   Net increase (decrease) in net assets ..................    (41,836,498)         (8,329,846)    (15,412,019)          1,046,137

NET ASSETS:
   Beginning of period ....................................    224,761,071         233,090,917     158,119,289         157,073,152
                                                              ------------        ------------    ------------        ------------
   End of period ..........................................   $182,924,573        $224,761,071    $142,707,270        $158,119,289
                                                              ============        ============    ============        ============
   Undistributed net investment income ....................   $    936,755        $  1,744,460    $         --        $         --
                                                              ============        ============    ============        ============

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
==================================================================================================================================

                                                                   INTERMEDIATE BOND FUND               SMALLCAP EQUITY FUND
                                                                   ----------------------               --------------------
                                                              FOR THE YEAR ENDED SEPTEMBER 30,    FOR THE YEAR ENDED SEPTEMBER 30,
                                                              --------------------------------    --------------------------------
                                                                  2004                2003            2004                2003
                                                              -----------         ------------    -----------         ------------
OPERATIONS:
   Net investment income (loss) ...........................   $   315,825         $    392,973    $  (148,137)        $   (167,046)
   Net realized gain (loss) on investments ................        89,104              353,776      2,782,169             (610,797)
   Net change in unrealized appreciation/
      depreciation on investments .........................      (240,477)            (389,189)      (561,144)           2,243,193
   Net increase from payments by affiliates and net gains
      (losses) realized on the disposal of investments in
      excess of restrictions (See Note 6) .................            --                   --             --                   --
                                                              -----------         ------------    -----------         ------------
   Net increase in net assets resulting from operations ...       164,452              357,560      2,072,888            1,465,350
                                                              -----------         ------------    -----------         ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ...........................................      (302,691)            (380,496)            --                   --
      Class A .............................................        (2,749)              (2,488)            --                   --
      Class B .............................................        (9,589)              (7,806)            --                   --
      Class C .............................................          (796)              (2,198)            --                   --
                                                              -----------         ------------    -----------         ------------
                                                                 (315,825)            (392,988)            --                   --
                                                              -----------         ------------    -----------         ------------
   Net realized gain on investment transactions
      Class AAA ...........................................       (12,960)                  --             --                   --
      Class A .............................................          (124)                  --             --                   --
      Class B .............................................          (478)                  --             --                   --
      Class C .............................................           (55)                  --             --                   --
                                                              -----------         ------------    -----------         ------------
                                                                  (13,617)                  --             --                   --
                                                              -----------         ------------    -----------         ------------
   Total distributions to shareholders ....................      (329,442)            (392,988)            --                   --
                                                              -----------         ------------    -----------         ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA ...........................................     1,979,778           41,063,328     15,506,831           18,908,564
      Class A .............................................         2,800              170,010         15,000               33,727
      Class B .............................................        79,307              848,694            350               32,037
      Class C .............................................             2            1,308,262             --              115,731
                                                              -----------         ------------    -----------         ------------
                                                                2,061,887           43,390,294     15,522,181           19,090,059
                                                              -----------         ------------    -----------         ------------
   Proceeds from reinvestment of dividends
      Class AAA ...........................................       279,339              328,481             --                   --
      Class A .............................................         2,791                2,255             --                   --
      Class B .............................................         4,539                4,411             --                   --
      Class C .............................................           814                1,852             --                   --
                                                              -----------         ------------    -----------         ------------
                                                                  287,483              336,999             --                   --
                                                              -----------         ------------    -----------         ------------
   Cost of shares redeemed
      Class AAA ...........................................    (4,724,149)         (44,340,287)   (21,176,934)         (20,860,519)
      Class A .............................................       (67,125)             (93,540)            --                   --
      Class B .............................................      (123,006)            (577,839)       (49,941)                  --
      Class C .............................................       (45,792)          (1,311,766)      (101,961)                  --
                                                              -----------         ------------    -----------         ------------
                                                               (4,960,072)         (46,323,432)   (21,328,836)         (20,860,519)
                                                              -----------         ------------    -----------         ------------
   Net increase (decrease) in net assets from shares of
      beneficial interest transactions ....................    (2,610,702)          (2,596,139)    (5,806,655)          (1,770,460)
                                                              -----------         ------------    -----------         ------------
   Net increase (decrease) in net assets ..................    (2,775,692)          (2,631,567)    (3,733,767)            (305,110)

REDEMPTION FEES:
   Redemption fees ........................................           194                   --            396                   --
                                                              -----------         ------------    -----------         ------------
   Net increase (decrease) in net assets ..................    (2,775,498)          (2,631,567)    (3,733,371)            (305,110)

NET ASSETS:
   Beginning of period ....................................    12,859,994           15,491,561     16,008,968           16,314,078
                                                              -----------         ------------    -----------         ------------
   End of period ..........................................   $10,084,496         $ 12,859,994    $12,275,597         $ 16,008,968
                                                              ===========         ============    ===========         ============
   Undistributed net investment income ....................   $     2,656         $         --    $        --         $         --
                                                              ===========         ============    ===========         ============

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
==================================================================================================================================

                                                                        REALTY FUND                    MIGHTY MITES(SM) FUND
                                                                        -----------                    ---------------------
                                                              FOR THE YEAR ENDED SEPTEMBER 30,    FOR THE YEAR ENDED SEPTEMBER 30,
                                                              --------------------------------    --------------------------------
                                                                  2004                2003            2004                2003
                                                              -----------         ------------    -----------         ------------
OPERATIONS:
   Net investment income (loss) ...........................   $   388,106         $   421,987     $   (127,799)       $    (80,408)
   Net realized gain (loss) on investments and foreign
      currency transactions ...............................     1,063,262              45,727        3,983,019             658,859
   Net change in unrealized appreciation/depreciation
      on investments and foreign currency translations ....     1,402,579           2,078,575        2,813,159           6,462,220
                                                              -----------         -----------     ------------        ------------
   Net increase in net assets resulting from operations ...     2,853,947           2,546,289        6,668,379           7,040,671
                                                              -----------         -----------     ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ...........................................      (387,478)           (423,817)              --             (86,465)
      Class A .............................................          (503)               (143)              --                 (97)
      Class B .............................................           (32)               (405)              --                  --
      Class C .............................................           (93)                (34)              --                  --
                                                              -----------         -----------     ------------        ------------
                                                                 (388,106)           (424,399)              --             (86,562)
                                                              -----------         -----------     ------------        ------------
   Net realized gain on investment transactions
      Class AAA ...........................................       (58,855)                 --         (661,777)           (118,037)
      Class A .............................................           (76)                 --             (388)                (82)
      Class B .............................................            (5)                 --           (5,992)                (17)
      Class C .............................................           (14)                 --           (1,697)               (257)
                                                              -----------         -----------     ------------        ------------
                                                                  (58,950)                 --         (669,854)           (118,393)
                                                              -----------         -----------     ------------        ------------
   Total distributions to shareholders ....................      (447,056)           (424,399)        (669,854)           (204,955)
                                                              -----------         -----------     ------------        ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA ...........................................     6,942,146          11,175,605       52,277,745          40,071,725
      Class A .............................................        29,047             100,769            1,694              28,170
      Class B .............................................            --              35,053           10,286             546,036
      Class C .............................................            --              11,314          203,866              88,426
                                                              -----------         -----------     ------------        ------------
                                                                6,971,193          11,322,741       52,493,591          40,734,357
                                                              -----------         -----------     ------------        ------------
   Proceeds from reinvestment of dividends
      Class AAA ...........................................       407,356             381,961          577,769             186,652
      Class A .............................................           576                 140              387                 178
      Class B .............................................            34                 403            5,990                  16
      Class C .............................................           104                  31            1,696                 256
                                                              -----------         -----------     ------------        ------------
                                                                  408,070             382,535          585,842             187,102
                                                              -----------         -----------     ------------        ------------
   Cost of shares redeemed
      Class AAA ...........................................    (7,202,768)         (8,875,621)     (59,054,214)        (27,082,367)
      Class A .............................................       (39,859)            (96,437)              --                  --
      Class B .............................................            --             (43,582)        (192,800)            (49,416)
      Class C .............................................            --              (7,289)         (11,877)            (60,346)
                                                              -----------         -----------     ------------        ------------
                                                               (7,242,627)         (9,022,929)     (59,258,891)        (27,192,129)
                                                              -----------         -----------     ------------        ------------
   Net increase (decrease) in net assets from shares of
      beneficial interest transactions ....................       136,636           2,682,347       (6,179,458)         13,729,330
                                                              -----------         -----------     ------------        ------------
   Net increase (decrease) in net assets ..................     2,543,527           4,804,237         (180,933)         20,565,046
                                                              -----------         -----------     ------------        ------------
REDEMPTION FEES:
   Redemption fees ........................................           984                  --              461                  --
                                                              -----------         -----------     ------------        ------------
   Net increase (decrease) in net assets ..................     2,544,511           4,804,237         (180,472)         20,565,046

NET ASSETS:
   Beginning of period ....................................    13,939,245           9,135,008       51,732,440          31,167,394
                                                              -----------         -----------     ------------        ------------
   End of period ..........................................   $16,483,756         $13,939,245     $ 51,551,968        $ 51,732,440
                                                              ===========         ===========     ============        ============
   Undistributed net investment income ....................   $        --         $        --     $         --        $         --
                                                              ===========         ===========     ============        ============

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. ORGANIZATION. The Gabelli Westwood Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and currently consists of six active separate investment portfolios: Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites(SM) Fund (collectively, the "Funds"), each with four classes of shares known as the Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Advisers, Inc. (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

ACCOUNTING FOR REAL ESTATE INVESTMENT TRUSTS. The Funds own shares of Real Estate Investment Trusts ("REITS") which report information on the source of their distributions annually. Distributions received from REITS during the year which represent a return of capital are recorded as a reduction to the cost of the individual REIT.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

FOREIGN CURRENCY TRANSLATION. The books and records of the Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid annually for the Equity, SmallCap Equity and Mighty Mites(SM) Funds, and quarterly for the Balanced and Realty Funds. The
Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Dividends and distributions to shareholders  are recorded on the ex-dividend  date.  Income  distributions  and capital gain distributions are determined in accordance with income tax regulations which may differ from that determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

For the year ended September 30, 2004, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments to additional paid-in-capital. These reclassifications related primarily to distributions from Real Estate Investment Trusts, net operating losses and nondeductible organizational costs.

                                                             ACCUMULATED UNDISTRIBUTED        ACCUMULATED REALIZED
                                                           NET INVESTMENT INCOME (LOSS)   GAIN (LOSS) ON INVESTMENTS
                                                           ----------------------------   --------------------------
                  Equity Fund ..........................            $       --                    $        --
                  Balanced Fund ........................                 3,920                         (3,602)
                  Intermediate BondFund ................                   153                           (153)
                  SmallCap Equity Fund .................              (148,137)                            --
                  Realty Fund ..........................                58,950                        (58,862)
                  Mighty Mites(SM) Fund ................               154,093                       (154,093)

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The tax character of distributions paid during the years ended September 30, 2004 and September 30, 2003 was as follows:

                                                         EQUITY FUND               BALANCED FUND         INTERMEDIATE BOND FUND
                                                  ------------------------   ------------------------   ------------------------
                                                  YEAR ENDED SEPTEMBER 30,   YEAR ENDED SEPTEMBER 30,   YEAR ENDED SEPTEMBER 30,
                                                  ------------------------   ------------------------   ------------------------
                                                      2004         2003         2004          2003         2004          2003
                                                  ----------    ----------   ----------    ----------   ----------    ----------
Ordinary income
  (inclusive of short-term capital gains) .....   $2,644,524    $2,621,205   $2,813,516    $3,340,532   $  315,825    $  392,988
Net long term capital gains ...................           --            --           --            --       13,617            --
                                                  ----------    ----------   ----------    ----------   ----------    ----------
Total distributions paid ......................   $2,644,524    $2,621,205   $2,813,516    $3,340,532   $  329,442    $  392,988
                                                  ==========    ==========   ==========    ==========   ==========    ==========

                                                    SMALLCAP EQUITY FUND            REALTY FUND           MIGHTY MITES(SM) FUND
                                                  ------------------------   ------------------------   ------------------------

Ordinary income
  (inclusive of short-term capital gains) .....           --            --    $388,106      $424,399     $322,208      $101,542
Net long term capital gains ...................           --            --      58,950            --      347,646       103,413
                                                   ---------     ---------    --------      --------     --------      --------
Total distributions paid ......................           --            --    $447,056      $424,399     $669,854      $204,955
                                                   =========     =========    ========      ========     ========      ========

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income for the fiscal year.

As  of  September  30,  2004,  the  components  of   distributable   accumulated
earnings/(losses) on a tax basis were as follows:

                                                                           INTERMEDIATE     SMALLCAP                      MIGHTY
                                              EQUITY         BALANCED          BOND          EQUITY         REALTY       MITES(SM)
                                               FUND            FUND            FUND           FUND           FUND           FUND
                                           ------------    ------------    ------------   ------------    ----------    -----------
Undistributed ordinary income ...........  $    936,755              --      $  2,656               --            --    $   911,803
Long-term capital gain ..................            --              --        88,949               --    $  774,341      2,679,091
Capital loss carryforward ...............   (28,759,173)   $ (3,379,553)           --     $(11,305,503)           --             --
Unrealized appreciation/(depreciation) ..    27,107,774      16,135,610       220,296          754,971     3,423,757      8,410,565
                                           ------------    ------------      --------     ------------    ----------    -----------
Total accumulated income/(loss) .........  $   (714,644)   $ 12,756,057      $311,901     $(10,550,532)   $4,198,098    $12,001,459
                                           ============    ============      ========     ============    ==========    ===========

The difference between book and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax basis deferral of losses on wash sales. Additionally, Mighty Mites(SM) has a basis adjustment due to an investment in a publicly traded limited partnership.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

CONCENTRATION RISK. The Realty Fund invests a substantial portion of its assets in REITS; therefore it may be more affected by economic developments in the real estate industry than would a general equity fund.

3. INVESTMENT ADVISORY AGREEMENTS. The Funds have entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Equity, SmallCap Equity, Realty and Mighty Mites(SM) Funds, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of each Fund's average daily net assets. The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the Intermediate Bond, SmallCap Equity, Realty and Mighty

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Mites(SM) Funds in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement will continue until at least September 30, 2005. For the year ended September 30, 2004, the Adviser was entitled to fees of $2,049,320, $1,106,180, $64,453, $131,731, $154,339 and
$617,438 for the Equity, Balanced, Intermediate Bond, SmallCap Equity, Realty and Mighty Mites(SM) Funds, respectively. For the year ended September 30, 2004, the Adviser waived fees or reimbursed expenses in the amounts of $79,956, $79,469, $46,975 and $101,024 and for the Intermediate Bond, SmallCap Equity, Realty and Mighty Mites(SM) Funds, respectively.

The Intermediate Bond, SmallCap Equity, Realty and Mighty Mites(SM) Funds are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the applicable expense limitation for Class AAA of 1.00%, 1.50%, 1.50% and 1.50%, respectively and for Class A of 1.10%, 1.75%, 1.75% and 1.75%, respectively, and for Class B and Class C of
1.75%, 2.25%, 2.25% and 2.25%, respectively of average daily net assets, the annual limitation under the Advisory Agreement. As of September 30, 2004 the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are $155,718, $155,031, $103,322 and $162,435 for the
Intermediate Bond, SmallCap Equity, Realty and Mighty Mites(SM) Funds, respectively.

The Funds, with the exception of the Mighty Mites(SM) Fund, have also entered into a sub-advisory agreement with Westwood Management Corp. (the "Sub-Adviser") whereby the Adviser pays the Sub-Adviser the greater of $150,000 per year on an aggregate basis for the Funds or a fee of 35% of net revenues to the Adviser from the Funds. For the year ended September 30, 2004, the Adviser informed the Funds that it paid collectively to the Sub-Adviser fees of $880,925 for the Equity, Balanced, Intermediate Bond, SmallCap Equity andRealty Funds.

4. DISTRIBUTION PLAN. The Funds' Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act for each of the classes of shares. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Funds. Under the Class AAA, A, B and C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund at an annual rate of 0.35%), 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the year ended September 30, 2004, other than short- term securities, are as follows:

                                                         PURCHASES           SALES        PURCHASES       SALES
                                                      (EXCLUDING U.S.   (EXCLUDING U.S.     OF U.S.       OF U.S.
                                                         GOVERNMENT)       GOVERNMENT)    GOVERNMENT    GOVERNMENT
                                                         SECURITIES        SECURITIES     SECURITIES    SECURITIES
                                                      --------------    ---------------   -----------   -----------
                  Equity Fund ......................     $89,379,959      $164,839,209             --            --
                  Balanced Fund ....................      38,540,050        68,448,652    $33,045,657   $31,254,123
                  Intermediate Bond Fund ...........       1,153,455           905,637      2,009,868     5,684,064
                  SmallCap Equity Fund .............      33,777,161        39,752,189             --            --
                  Realty Fund ......................       4,823,706         4,152,614             --            --
                  Mighty Mites(SM) Fund ............      31,754,175        18,692,774             --            --

6. TRANSACTIONS WITH AFFILIATES. During the year ended September 30, 2004, the Mighty Mites(SM) Fund paid brokerage commissions of $57,464 to Gabelli & Company.

Gabelli & Company has informed the Trust that it received commissions (sales charges and underwriting fees) from investors on sales or redemptions of Fund shares in the amount of $1,968.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The cost of calculating each Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between each Fund and Gabelli Advisers, Inc. (the "Adviser"). During the year ended September 30, 2004, the Equity, Balanced and Mighty Mites(SM) Funds reimbursed the Adviser $34,800 each in connection with the cost of computing such Fund's net asset value. A reimbursement was not sought during the fiscal year for theRealty Fund, IntermediateBondFund andSmallCap Equity Fund.

SmallCap Equity Fund recorded a reimbursement from the Adviser during August 2004 in the amount of $51,180. This amount was paid in connection with losses incurred in the disposition of certain exchange traded funds which exceeded the Fund's investment restrictions.

7. FEDERAL INCOME TAX INFORMATION. The Equity Fund has capital loss carryforwards for Federal income tax purposes of $5,455,742, $21,893,758 and $1,409,672, available through September 2010, 2011 and 2012, respectively. The Balanced Fund has a capital loss carryforward for Federal income tax purposes of $3,379,553 available through September 2011. The SmallCap Equity Fund has capital loss carryforwards for Federal income tax purposes of $6,460,017 and $4,845,486 available through September 2010 and 2011, respectively. These loss carryforwards are available to reduce distributions of net capital gains to shareholders.

During the fiscal year endedSeptember 30, 2004 the Balanced Fund, SmallCap Equity Fund and Realty Fund utilized capital loss carryforwards of $1,600,142, $2,385,162 and $202,902, respectively.

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended September 30, 2004 the Funds had no capital losses to defer.

8. OTHER MATTERS. On October 7, 2003, the Funds' Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received a subpoena and letters from the SEC requesting information about mutual fund trading practices and valuation of portfolio securities. The Adviser is responding to these requests. The Funds do not believe that these matters will have a material adverse effect on the Funds' financial position or the results of their operations.

9. INDEMNIFICATIONS. The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

10. SHARES OF BENEFICIAL INTEREST. The Funds offer four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, ClassBShares are available only through exchange of Class BShares of other Funds distributed by Gabelli &Company.

The Funds impose a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C shares that are purchased on or after August 1, 2004 (July 1, 2004 with respect to the Mighty Mites(SM) Fund), and redeemed or exchanged within 60 days after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Funds. The redemption fees returned to the assets of the Funds during the year ended September 30, 2004 amounted to $7,830, $2,085, $194, $396, $984 and $461 for the
Equity, Balanced, Intermediate Bond, SmallCap Equity, Realty and Mighty Mites(SM) Funds, respectively.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Transactions in shares of beneficial interest were as follows:

                                                                         EQUITY FUND                          BALANCED FUND
                                                              -------------------------------        ----------------------------
                                                                  YEAR ENDED SEPTEMBER 30,             YEAR ENDED SEPTEMBER 30,
                                                              -------------------------------        ----------------------------
                                                                   2004               2003              2004              2003
                                                              -----------         -----------        ----------        ----------
CLASS AAA
Shares sold ...............................................     4,570,931           6,208,684         2,879,300         3,823,778
Shares issued upon reinvestment of dividends ..............       274,221             302,329           224,878           293,563
Shares redeemed ...........................................   (13,328,863)        (11,724,255)       (5,716,541)       (5,264,486)
                                                              -----------         -----------        ----------        ----------
  Net increase (decrease) in Class AAA shares .............    (8,483,711)         (5,213,242)       (2,612,363)       (1,147,145)
                                                              ===========         ===========        ==========        ==========
CLASS A
Shares sold ...............................................        84,074             186,265            31,077            91,710
Shares issued upon reinvestment of dividends ..............         3,690               1,914             6,537             7,686
Shares redeemed ...........................................       (96,075)            (80,023)          (58,193)         (214,898)
                                                              -----------         -----------        ----------        ----------
  Net increase (decrease) in Class A shares ...............        (8,311)            108,156           (20,579)         (115,502)
                                                              ===========         ===========        ==========        ==========
CLASS B
Shares sold ...............................................           828               6,566             2,421             8,962
Shares issued upon reinvestment of dividends ..............            46                  37               183               187
Shares redeemed ...........................................        (6,196)             (4,803)           (5,950)           (3,310)
                                                              -----------         -----------        ----------        ----------
  Net increase (decrease) in Class B shares ...............        (5,322)              1,800            (3,346)            5,839
                                                              ===========         ===========        ==========        ==========
CLASS C
Shares sold ...............................................         1,131             113,403            85,453            69,360
Shares issued upon reinvestment
  of dividends ............................................            --                 368               552               271
Shares redeemed ...........................................        (1,094)           (102,101)          (55,549)          (55,678)
                                                              -----------         -----------        ----------        ----------
  Net increase (decrease) in Class C shares ...............            37              11,670            30,456            13,953
                                                              ===========         ===========        ==========        ==========
                                                                INTERMEDIATE BOND FUND
                                                              --------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                                              --------------------------
                                                                 2004           2003
                                                              ----------     ----------
CLASS AAA
Shares sold ...............................................      177,231      3,647,441
Shares issued upon reinvestment of dividends ..............       25,093         29,158
Shares redeemed ...........................................     (424,556)    (3,941,459)
                                                              ----------     ----------
  Net increase (decrease) in Class AAA shares .............     (222,232)      (264,860)
                                                              ==========     ==========
CLASS A
Shares sold ...............................................          251         15,245
Shares issued upon reinvestment of dividends ..............          251            200
Shares redeemed ...........................................       (5,990)        (8,177)
                                                              ----------     ----------
  Net increase (decrease) in Class A shares ...............       (5,488)         7,268
                                                              ==========     ==========
CLASS B
Shares sold ...............................................        7,103         75,176
Shares issued upon reinvestment of dividends ..............          408            392
Shares redeemed ...........................................      (11,118)       (51,400)
                                                              ----------     ----------
  Net increase (decrease) in Class B shares ...............       (3,607)        24,168
                                                              ==========     ==========
CLASS C
Shares sold ...............................................           --        118,109
Shares issued upon reinvestment
  of dividends ............................................           73            164
Shares redeemed ...........................................       (4,146)      (118,596)
                                                              ----------     ----------
  Net increase (decrease) in Class C shares ...............       (4,073)          (323)
                                                              ==========     ==========

                                                                    SMALLCAP EQUITY FUND                      REALTY FUND
                                                              -------------------------------        ----------------------------
CLASS AAA
Shares sold ...............................................     1,764,700           2,500,124           526,666         1,060,132
Shares issued upon reinvestment of dividends ..............            --                  --            31,120            36,193
Shares redeemed ...........................................    (2,354,722)         (2,741,991)         (564,612)         (832,671)
                                                              -----------         -----------        ----------        ----------
  Net increase (decrease) in Class AAA shares .............      (590,022)           (241,867)           (6,826)          263,654
                                                              ===========         ===========        ==========        ==========
CLASS A
Shares sold ...............................................         1,799               4,227             2,331             9,846
Shares issued upon reinvestment of dividends ..............            --                  --                45                12
Shares redeemed ...........................................            --                  --            (2,910)           (9,323)
                                                              -----------         -----------        ----------        ----------
  Net increase (decrease) in Class A shares ...............         1,799               4,227              (534)              535
                                                              ===========         ===========        ==========        ==========
CLASS B
Shares sold ...............................................            41               3,889                --             3,525
Shares issued upon reinvestment of dividends ..............            --                  --                 3                40
Shares redeemed ...........................................        (5,827)                 --                --            (4,384)
                                                              -----------         -----------        ----------        ----------
  Net increase (decrease) in Class B shares ...............        (5,786)              3,889                 3              (819)
                                                              ===========         ===========        ==========        ==========
CLASS C
Shares sold ...............................................            --              13,643                --             1,076
Shares issued upon reinvestment of dividends ..............            --                  --                 8                 3
Shares redeemed ...........................................       (12,543)                 --                --              (742)
                                                              -----------         -----------        ----------        ----------
  Net increase (decrease) in Class C shares ...............       (12,543)             13,643                 8               337
                                                              ===========         ===========        ==========        ==========

                                                                 MIGHTY MITES(SM) FUND
                                                              --------------------------
CLASS AAA
Shares sold ...............................................    3,529,295      3,248,232
Shares issued upon reinvestment of dividends ..............       41,006         16,344
Shares redeemed ...........................................   (4,006,222)    (2,213,063)
                                                              ----------     ----------
  Net increase (decrease) in Class AAA shares .............     (435,921)     1,051,513
                                                              ==========     ==========
CLASS A
Shares sold ...............................................          114          2,344
Shares issued upon reinvestment of dividends ..............           28             15
Shares redeemed ...........................................           --             --
                                                              ----------     ----------
  Net increase (decrease) in Class A shares ...............          142          2,359
                                                              ==========     ==========
CLASS B
Shares sold ...............................................          718         42,229
Shares issued upon reinvestment of dividends ..............          430              1
Shares redeemed ...........................................      (12,996)        (3,737)
                                                              ----------     ----------
  Net increase (decrease) in Class B shares ...............      (11,848)        38,493
                                                              ==========     ==========
CLASS C
Shares sold ...............................................       14,145          7,086
Shares issued upon reinvestment of dividends ..............          122             23
Shares redeemed ...........................................         (849)        (5,007)
                                                              ----------     ----------
  Net increase (decrease) in Class C shares ...............       13,418          2,102
                                                              ==========     ==========

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                         OPERATING PERFORMANCE                         DISTRIBUTIONS TO SHAREHOLDERS
                             --------------------------------------------     --------------------------------------------
                                                 NET
                                              REALIZED
                NET ASSET        NET             AND              TOTAL                         NET
                  VALUE,     INVESTMENT    UNREALIZED GAIN        FROM            NET        REALIZED
PERIOD ENDED    BEGINNING      INCOME         (LOSS) ON        INVESTMENT     INVESTMENT      GAIN ON            TOTAL
SEPTEMBER 30    OF PERIOD      (LOSS)        INVESTMENTS       OPERATIONS       INCOME      INVESTMENTS      DISTRIBUTIONS
------------    ---------    ----------    ---------------     ----------     ----------    -----------      -------------
EQUITY FUND
CLASS AAA
2004              $7.99         $0.08(g)        $1.36             $1.44          $(0.11)           --            $(0.11)
2003               7.02          0.09(b)         0.96              1.05           (0.08)           --             (0.08)
2002               8.32          0.07(b)        (1.32)            (1.25)          (0.05)           --             (0.05)
2001              11.12          0.04(b)        (1.52)            (1.48)          (0.01)       $(1.31)            (1.32)
2000              10.46         (0.00)(b)(c)     1.86              1.86           (0.02)        (1.18)            (1.20)

CLASS A
2004              $7.97         $0.05(g)        $1.35             $1.40          $(0.09)           --            $(0.09)
2003               6.99          0.07(b)         0.97              1.04           (0.06)           --             (0.06)
2002               8.29          0.05(b)        (1.32)            (1.27)          (0.03)           --             (0.03)
2001              11.10          0.02(b)        (1.52)            (1.50)             --        $(1.31)            (1.31)
2000              10.46         (0.03)(b)        1.85              1.82              --         (1.18)            (1.18)

CLASS B
2004              $7.92         $0.02(g)        $1.34             $1.36          $(0.07)           --            $(0.07)
2003               6.97          0.04(b)         0.95              0.99           (0.04)           --             (0.04)
2002               8.29          0.02(b)        (1.32)            (1.30)          (0.02)           --             (0.02)
2001(d)            9.65         (0.01)(b)       (1.35)            (1.36)             --            --                --

CLASS C
2004              $7.89         $0.01(g)        $1.34             $1.35              --            --                --
2003               6.98          0.04(b)         0.96              1.00          $(0.09)           --            $(0.09)
2002               8.28          0.01(b)        (1.31)            (1.30)             --            --                --
2001(e)           10.25         (0.01)(b)       (1.96)            (1.97)             --            --                --

                                                          RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                                --------------------------------------------------------------------
                                    NET                     NET ASSETS,
                                ASSET VALUE,                   END OF          NET           EXPENSES      PORTFOLIO
PERIOD ENDED    REDEMPTION         END OF        TOTAL         PERIOD       INVESTMENT        NET OF        TURNOVER
SEPTEMBER 30       FEES            PERIOD       RETURN+     (IN 000'S)     INCOME (LOSS)     WAIVERS(a)       RATE
------------    ----------      ------------    -------     -----------    -------------     ----------    ---------
EQUITY FUND
CLASS AAA
2004               $0.00(c)(g)      $9.32        18.1%        $179,407         0.90%            1.50%          44%
2003                  --             7.99        15.1          221,635         1.19             1.48           50
2002                  --             7.02       (15.1)         231,197         0.84             1.46           84
2001                  --             8.32       (14.9)         265,855         0.45             1.43           87
2000                  --            11.12        19.3          204,094        (0.00)            1.48           91

CLASS A
2004               $0.00(c)(g)      $9.28        17.7%          $3,328         0.61%            1.75%          44%
2003                  --             7.97        15.0            2,923         0.94             1.73           50
2002                  --             6.99       (15.4)           1,808         0.59             1.71           84
2001                  --             8.29       (15.1)           2,096         0.20             1.68           87
2000                  --            11.10        19.0            2,133        (0.25)            1.73           91

CLASS B
2004               $0.00(c)(g)      $9.21        17.2%             $38         0.21%            2.25%          44%
2003                  --             7.92        14.3               74         0.44             2.23           50
2002                  --             6.97       (15.7)              53         0.09             2.21           84
2001(d)               --             8.29       (14.1)              27         (.30)(f)         2.18(f)        87

CLASS C
2004               $0.00(c)(g)      $9.24        17.1%            $152         0.11%            2.25%          44%
2003                  --             7.89        14.4              129         0.44             2.23           50
2002                  --             6.98       (15.7)              33         0.09             2.21           84
2001(e)               --             8.28       (19.2)               4         (.30)(f)         2.18(f)        87

--------------------------
+   Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.49% (Class AAA), 1.74% (Class A)
    and 2.24% (Class B and C) for the period ended September 30, 2004, 1.47% (Class AAA), 1.72% (Class A) and 2.22%
    (Class B and Class C) for 2003, 1.43% (Class AAA), 1.68% (Class A) and 2.18% (Class B and Class C) for 2002,
    1.42% (Class AAA), 1.67% (Class A) and 2.17% (Class B and Class C) for 2001 and 1.47% (Class AAA) and 1.72%
    (Class A) for 2000.
(b) Per share data is calculated using the average month-end shares method.
(c) Amount represents less than $0.005 per share.
(d) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(e) From February 13, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.
(f) Annualized.
(g) Per share data is calculated using the average shares method.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                         OPERATING PERFORMANCE                         DISTRIBUTIONS TO SHAREHOLDERS
                             --------------------------------------------     --------------------------------------------
                                                 NET
                                              REALIZED
                NET ASSET                        AND              TOTAL                         NET
                  VALUE,         NET       UNREALIZED GAIN        FROM            NET        REALIZED
PERIOD ENDED    BEGINNING    INVESTMENT       (LOSS) ON        INVESTMENT     INVESTMENT      GAIN ON            TOTAL
SEPTEMBER 30    OF PERIOD      INCOME        INVESTMENTS       OPERATIONS       INCOME      INVESTMENTS      DISTRIBUTIONS
------------    ---------    ----------    ---------------     ----------     ----------    -----------      -------------
BALANCED FUND
CLASS AAA
2004             $10.51         $0.21(g)        $0.97             $1.18          $(0.22)           --            $(0.22)
2003               9.65          0.21(b)         0.87              1.08           (0.22)           --             (0.22)
2002              10.40          0.24(b)        (0.75)            (0.51)          (0.24)       $(0.00)(c)         (0.24)
2001              12.40          0.26(b)        (0.90)            (0.64)          (0.26)        (1.10)            (1.36)
2000              11.98          0.27(b)         1.23              1.50           (0.27)        (0.81)            (1.08)

CLASS A
2004             $10.48         $0.18(g)        $0.97             $1.15          $(0.19)           --            $(0.19)
2003               9.62          0.19(b)         0.86              1.05           (0.19)           --             (0.19)
2002              10.37          0.21(b)        (0.75)            (0.54)          (0.21)        $0.00(c)          (0.21)
2001              12.36          0.23(b)        (0.89)            (0.66)          (0.23)        (1.10)            (1.33)
2000              11.95          0.24(b)         1.22              1.46           (0.24)        (0.81)            (1.05)

CLASS B
2004             $10.48         $0.13(g)        $0.96             $1.09          $(0.14)           --            $(0.14)
2003               9.63          0.14(b)         0.86              1.00           (0.15)           --             (0.15)
2002              10.40          0.17(b)        (0.77)            (0.60)          (0.17)        $0.00(c)          (0.17)
2001(d)           11.35          0.08(b)        (0.95)            (0.87)          (0.08)           --             (0.08)

CLASS C
2004             $10.49         $0.13(g)        $0.97             $1.10          $(0.14)           --            $(0.14)
2003               9.62          0.14(b)         0.87              1.01           (0.14)           --             (0.14)
2002              10.40          0.19(b)        (0.79)            (0.60)          (0.18)        $0.00(c)          (0.18)
2001(e)           10.17          0.00(b)(c)      0.23              0.23              --            --                --

                                                          RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                                --------------------------------------------------------------------


                                    NET                     NET ASSETS,
                                ASSET VALUE,                   END OF          NET           EXPENSES      PORTFOLIO
PERIOD ENDED    REDEMPTION         END OF        TOTAL         PERIOD       INVESTMENT        NET OF        TURNOVER
SEPTEMBER 30       FEES            PERIOD       RETURN+     (IN 000'S)     INCOME (LOSS)     WAIVERS(a)       RATE
------------    ----------      ------------    -------     -----------    -------------     ----------    ---------
BALANCED FUND
CLASS AAA
2004               $0.00(c)(g)     $11.47        11.3%        $136,400          1.92%           1.23%          41%
2003                  --            10.51        11.2          152,409          2.10            1.23           56
2002                  --             9.65        (5.1)         150,915          2.25            1.22           78
2001                  --            10.40        (5.8)         154,179          2.23            1.17           81
2000                  --            12.40        13.4          139,350          2.21            1.19           65

CLASS A
2004               $0.00(c)(g)     $11.44        11.0%          $5,298          1.66%           1.48%          41%
2003                  --            10.48        11.0            5,070          1.85            1.48           56
2002                  --             9.62        (5.4)           5,761          2.00            1.47           78
2001                  --            10.37        (6.0)           6,472          1.98            1.42           81
2000                  --            12.36        13.1            7,720          1.96            1.44           65

CLASS B
2004               $0.00(c)(g)     $11.43        10.4%            $163          1.18%           1.98%          41%
2003                  --            10.48        10.4              184          1.35            1.98           56
2002                  --             9.63        (5.9)             113          1.50            1.97           78
2001(d)               --            10.40        (7.7)               2          1.48(f)         1.92(f)        81

CLASS C
2004               $0.00(c)(g)     $11.45        10.5%            $846          1.19%           1.98%          41%
2003                  --            10.49        10.5              456          1.35            1.98           56
2002                  --             9.62        (5.9)             284          1.50            1.97           78
2001(e)               --            10.40         2.3                7          1.48(f)         1.92(f)        81

--------------------------
+   Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.22% (Class AAA), 1.47% (Class A)
    and 1.97% (Class B and Class C) for the period ended September 30, 2004, 1.20% (Class AAA), 1.45% (Class A) and
    1.95% (Class B and Class C) for 2003, 1.17% (Class AAA), 1.42% (Class A) and 1.92% (Class B and Class C) for
    2002, 1.15% (Class AAA), 1.40% (Class A) and 1.90% (Class B and Class C) for 2001 and 1.17% (Class AAA) and
    1.42% (Class A) for 2000.
(b) Per share data is calculated using the average month-end shares method.
(c) Amount represents less than $.005 per share.
(d) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(e) From September 25, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.
(f) Annualized.
(g) Per share data is calculated using the average shares method.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                         OPERATING PERFORMANCE                         DISTRIBUTIONS TO SHAREHOLDERS
                             --------------------------------------------     --------------------------------------------
                                                 NET
                                              REALIZED
                NET ASSET        NET             AND              TOTAL                         NET
                  VALUE,     INVESTMENT    UNREALIZED GAIN        FROM            NET        REALIZED
PERIOD ENDED    BEGINNING      INCOME         (LOSS) ON        INVESTMENT     INVESTMENT      GAIN ON            TOTAL
SEPTEMBER 30    OF PERIOD      (LOSS)        INVESTMENTS       OPERATIONS       INCOME      INVESTMENTS      DISTRIBUTIONS
------------    ---------    ----------    ---------------     ----------     ----------    -----------      -------------
INTERMEDIATE BOND FUND
CLASS AAA
2004             $11.31        $0.33(i)       $(0.12)            $0.21          $(0.33)       $(0.01)           $(0.34)
2003              11.30         0.31(c)           --              0.31           (0.30)           --             (0.30)
2002              10.82         0.45(c)         0.48              0.93           (0.45)           --             (0.45)
2001              10.08         0.51(c)         0.74              1.25           (0.51)           --             (0.51)
2000               9.99         0.51            0.09              0.60           (0.51)           --             (0.51)

CLASS A
2004             $11.31        $0.32(i)       $(0.12)            $0.20          $(0.32)       $(0.01)           $(0.33)
2003              11.30         0.30(c)         0.01              0.31           (0.30)           --             (0.30)
2002              10.82         0.44(c)         0.48              0.92           (0.44)           --             (0.44)
2001(e)           10.55         0.09(c)         0.27              0.36           (0.09)           --             (0.09)

CLASS B
2004             $11.30        $0.25(i)       $(0.11)            $0.14          $(0.25)       $(0.01)           $(0.26)
2003              11.29         0.23(c)           --              0.23           (0.22)           --             (0.22)
2002              10.82         0.37(c)         0.47              0.84           (0.37)           --             (0.37)
2001(d)           10.53         0.22(c)         0.29              0.51           (0.22)           --             (0.22)

CLASS C(g)
2004             $11.30        $0.25(i)       $(0.09)            $0.16          $(0.28)       $(0.01)           $(0.29)
2003              11.29         0.22(c)         0.01              0.23           (0.22)           --             (0.22)
2002(h)           10.84         0.35(c)         0.45              0.80           (0.35)           --             (0.35)

                                                               RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                                -------------------------------------------------------------------------------

                                                                                             EXPENSES     EXPENSES
                                    NET                     NET ASSETS,                       NET OF       BEFORE
                                ASSET VALUE,                  END OF           NET           WAIVERS/     WAIVERS/    PORTFOLIO
PERIOD ENDED    REDEMPTION         END OF        TOTAL        PERIOD        INVESTMENT      REIMBURSE-   REIMBURSE-   TURNOVER
SEPTEMBER 30       FEES            PERIOD       RETURN+     (IN 000'S)     INCOME (LOSS)     MENTS(a)     MENTS(b)      RATE
------------    ----------      ------------    -------     -----------    -------------    ----------   ----------   ---------
INTERMEDIATE BOND FUND
CLASS AAA
2004              $0.00(i)(j)     $11.18          2.0%        $9,553           2.97%           1.02%        1.76%        32%
2003                 --            11.31          2.8         12,174           2.70            1.06         1.57         73
2002                 --            11.30          8.9         15,157           4.06            1.05         1.69         46
2001                 --            10.82         12.7          8,140           4.90            1.07         2.02         77
2000                 --            10.08          6.4          6,451           5.16            1.06         1.94         67

CLASS A
2004              $0.00(i)(j)     $11.18          1.8%           $75           2.88%           1.12%        1.86%        32%
2003                 --            11.31          2.8            138           2.60            1.16         1.67         73
2002                 --            11.30          8.8             56           3.96            1.15         1.79         46
2001(e)              --            10.82          3.4             93           4.80(f)         1.17(f)      2.12(f)      77

CLASS B
2004              $0.00(i)(j)     $11.18          1.3%          $456           2.23%           1.77%        2.51%        32%
2003                 --            11.30          2.1            502           1.95            1.81         2.32         73
2002                 --            11.29          8.0            229           3.31            1.80         2.44         46
2001(d)              --            10.82          4.9             23           4.15(f)         1.82(f)      2.77(f)      77

CLASS C(g)
2004              $0.00(i)(j)     $11.17          1.5%            $0           2.21%           1.77%        2.51%        32%
2003                 --            11.30          2.1             46           1.95            1.81         2.32         73
2002(h)              --            11.29          7.6             50           3.31(f)         1.80(f)      2.44(f)      46

--------------------------
+   Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.
    Including such custodian fee credits, the expense ratios for the Intermediate Bond Fund Class AAA, Intermediate Bond Fund
    Class A, Intermediate Bond Fund Class B, and Intermediate Bond Fund Class C, would be 1.00%, 1.10%, 1.75% and 1.75%, respectively, for each period.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) Per share data is calculated using the average month-end shares method.
(d) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(e) From July 26, 2001 through September 30, 2001, the period through which Class A Shares were continuously outstanding.
(f) Annualized.
(g) Class C Shares were outstanding for the periods December 15, 2000 through December 18, 2000, March 21, 2001 through March
    26, 2001 and July 18, 2001 through July 24, 2001. Financial Highlights for fiscal year 2001 are not presented for Class C
    Shares as the information is not considered meaningful.
(h) From October 22, 2001 through September 30, 2002, the period through which Class C Shares were continuously outstanding.
(i) Per share data is calculated using the average shares method.
(j) Amount represents less than $0.005 per share.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                         OPERATING PERFORMANCE                              DISTRIBUTIONS TO SHAREHOLDERS
                             --------------------------------------------     ------------------------------------------------------
                                                 NET
                                              REALIZED                                                    IN EXCESS
                NET ASSET        NET             AND              TOTAL                        NET         OF NET
                  VALUE,     INVESTMENT    UNREALIZED GAIN        FROM            NET       REALIZED      REALIZED
PERIOD ENDED    BEGINNING      INCOME         (LOSS) ON        INVESTMENT     INVESTMENT     GAIN ON       GAIN ON         TOTAL
SEPTEMBER 30    OF PERIOD      (LOSS)        INVESTMENTS       OPERATIONS       INCOME     INVESTMENTS   INVESTMENTS   DISTRIBUTIONS
------------    ---------    ----------    ---------------     ----------     ----------   -----------   -----------   -------------
SMALLCAP EQUITY FUND
CLASS AAA
2004              $8.18       $(0.10)(h)       $1.00             $0.90            --             --           --              --
2003               7.49        (0.08)(c)        0.77              0.69            --             --           --              --
2002               8.86        (0.09)(c)       (1.28)            (1.37)           --             --           --              --
2001              22.10        (0.16)(c)       (8.12)            (8.28)           --         $(4.53)      $(0.43)(e)      $(4.96)
2000              17.77        (0.27)           5.39              5.12            --          (0.79)          --           (0.79)

CLASS A
2004              $8.18       $(0.12)(h)       $1.01             $0.89            --             --           --              --
2003               7.51        (0.10)(c)        0.77              0.67            --             --           --              --
2002(g)            9.91        (0.09)(c)       (2.31)            (2.40)           --             --           --              --

CLASS B
2004              $8.03       $(0.17)(h)       $1.00             $0.83            --             --           --              --
2003               7.41        (0.13)(c)        0.75              0.62            --             --           --              --
2002               8.83        (0.16)(c)       (1.26)            (1.42)           --             --           --              --
2001(d)           10.41        (0.10)(c)       (1.48)            (1.58)           --             --           --              --

CLASS C
2004              $8.15       $(0.17)(h)       $1.01             $0.84            --             --           --              --
2003               7.47        (0.10)(c)        0.78              0.68            --             --           --              --
2002(g)            9.91        (0.11)(c)       (2.33)            (2.44)           --             --           --              --

                                                         RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                             -------------------------------------------------------------------------------

                                  NET                       NET                          EXPENSES     EXPENSES
                                 ASSET                     ASSETS,                        NET OF       BEFORE
                                 VALUE,                    END OF           NET           WAIVERS/     WAIVERS/    PORTFOLIO
PERIOD ENDED    REDEMPTION       END OF       TOTAL        PERIOD        INVESTMENT      REIMBURSE-   REIMBURSE-   TURNOVER
SEPTEMBER 30       FEES          PERIOD      RETURN+     (IN 000'S)     INCOME (LOSS)     MENTS(a)     MENTS(b)      RATE
------------    ----------      --------     -------     -----------    -------------    ----------   ----------   ---------
SMALLCAP EQUITY FUND
CLASS AAA
2004              $0.00(h)(i)     $9.08        11.0%(j)    $12,106         (1.11)%          1.51%        2.12%        260%
2003                 --            8.18         9.2         15,721         (1.03)           1.53         1.99         329
2002                 --            7.49       (15.5)        16,212         (0.98)           1.56         1.76         202
2001                 --            8.86       (43.2)        21,768         (1.27)           1.59         1.74         184
2000                 --           22.10        29.4         34,911         (1.39)           1.58         1.63         218

CLASS A
2004              $0.00(h)(i)     $9.07        10.9%(j)       $140         (1.31)%          1.76%        2.37%        260%
2003                 --            8.18         8.9            112          1.28            1.78         2.24         329
2002(g)              --            7.51       (24.2)            71         (1.23)(f)        1.80(f)      2.01(f)      202

CLASS B
2004              $0.00(h)(i)     $8.86        10.3%(j)        $20         (1.93)%          2.26%        2.87%        260%
2003                 --            8.03         8.4             65         (1.78)           2.28         2.74         329
2002                 --            7.41       (16.1)            31         (1.73)           2.30         2.51         202
2001(d)              --            8.83       (15.2)            31         (2.02)(f)        2.34(f)      2.49(f)      184

CLASS C
2004              $0.00(h)(i)     $8.99        10.3%(j)        $10         (1.98)%          2.26%        2.87%        260%
2003                 --            8.15         9.1            111         (1.78)           2.28         2.74         329
2002(g)              --            7.47       (24.6)           0.1         (1.73)(f)        2.30(f)      2.51(f)      202

--------------------------
+   Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.
    Including such custodian fee credits, the expense ratios for the SmallCap Equity Fund Class AAA, SmallCap Equity Fund Class
    A, SmallCap Equity Fund Class B, and SmallCap Equity Fund Class C would be 1.50%, 1.75%, 2.25% and 2.25%, respectively, for each period.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) Per share data is calculated using the average month-end shares method.
(d) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(e) Return of Capital.
(f) Annualized.
(g) From November 26, 2001 through September 30, 2002, the period through which Class A Shares and Class C Shares were continuously outstanding.
(h) Per share data is calculated using the average shares method.
(i) Amount represents less than $.005 per share.
(j) Total return excluding the effect of the reimbursement from theFund's Adviser of $51,180 for the year ended September 30,
    2004 was 10.6%, 10.5%, 10.0% and 9.9% for Class AAA, Class A, Class B andClass C, respectively. The Adviser fully reimbursed the Fund for a loss on a transaction exceeding the Fund's investment restrictions, which otherwise would have reduced total return by 0.4%, 0.4%, 0.3% and 0.4% for Class AAA, Class A,Class B andClass C,respectively.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                         OPERATING PERFORMANCE                        DISTRIBUTIONS TO SHAREHOLDERS
                             --------------------------------------------     ------------------------------------------
                                                 NET
                                              REALIZED
                NET ASSET                        AND              TOTAL                         NET
                  VALUE,         NET       UNREALIZED GAIN        FROM            NET        REALIZED
PERIOD ENDED    BEGINNING    INVESTMENT       (LOSS) ON        INVESTMENT     INVESTMENT      GAIN ON          TOTAL
SEPTEMBER 30    OF PERIOD      INCOME        INVESTMENTS       OPERATIONS       INCOME      INVESTMENTS    DISTRIBUTIONS
------------    ---------    ----------    ---------------     ----------     ----------    -----------    -------------
REALTY FUND
CLASS AAA
2004             $11.87        $0.33(g)        $2.30             $2.63          $(0.33)       $(0.05)         $(0.38)
2003              10.03         0.38(d)         1.85              2.23           (0.39)           --           (0.39)
2002               9.76         0.43(d)         0.31              0.74           (0.47)           --           (0.47)
2001               9.10         0.40(d)         0.62              1.02           (0.36)           --           (0.36)
2000               7.61         0.38            1.46              1.84           (0.35)           --           (0.35)

CLASS A
2004             $12.00        $0.51(g)        $2.12             $2.63          $(0.26)       $(0.04)         $(0.30)
2003              10.04         0.38(d)         1.85              2.23           (0.27)           --           (0.27)
2002               9.76         0.41(d)         0.30              0.71           (0.43)           --           (0.43)
2001(e)            9.24         0.02(d)         0.70              0.72           (0.20)           --           (0.20)

CLASS B
2004             $12.04        $0.25(g)        $2.35             $2.60          $(0.27)       $(0.04)         $(0.31)
2003              10.07         0.27(d)         1.91              2.18           (0.21)           --           (0.21)
2002(f)            9.90         0.36(d)         0.22              0.58           (0.41)           --           (0.41)

CLASS C
2004             $12.32        $0.24(g)        $2.41             $2.65          $(0.27)       $(0.04)         $(0.31)
2003              10.26         0.32(d)         1.99              2.31           (0.25)           --           (0.25)
2002(f)            9.90         0.09(d)         0.49              0.58           (0.22)           --           (0.22)

                                                          RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                             -------------------------------------------------------------------------------

                                  NET                       NET                          EXPENSES     EXPENSES
                                 ASSET                     ASSETS,                        NET OF       BEFORE
                                 VALUE,                    END OF           NET           WAIVERS/     WAIVERS/    PORTFOLIO
PERIOD ENDED    REDEMPTION       END OF       TOTAL        PERIOD        INVESTMENT      REIMBURSE-   REIMBURSE-   TURNOVER
SEPTEMBER 30       FEES          PERIOD      RETURN+     (IN 000'S)     INCOME (LOSS)     MENTS(a)     MENTS(b)      RATE
------------    ----------      --------     -------     -----------    -------------    ----------   ----------   ---------
REALTY FUND
CLASS AAA
2004              $0.00(g)(h)    $14.12       22.5%        $16,472           2.51%          1.54%        1.85%         28%
2003                 --           11.87       22.8          13,923           3.70           1.56         2.05          33
2002                 --           10.03        7.5           9,122           4.42           1.59         2.61          47
2001                 --            9.76       11.4           3,526           4.27           1.64         4.51          64
2000                 --            9.10       24.9           2,845           4.52           1.73         4.14          74

CLASS A
2004              $0.00(g)(h)    $14.33       22.2%             $5           3.96%          1.79%        2.10%         28%
2003                 --           12.00       22.6              10           3.45           1.81         2.30          33
2002                 --           10.04        7.2               3           4.17           1.84         2.86          47
2001(e)              --            9.76        7.8               3           4.02(c)        1.90(c)      4.77(c)       64

CLASS B
2004              $0.00(g)(h)    $14.33       21.8%             $2           1.86%          2.29%        2.60%         28%
2003                 --           12.04       22.0               2           2.95           2.31         2.80          33
2002(f)              --           10.07        5.8              10           3.67(c)        2.34(c)      3.36(c)       47

CLASS C
2004              $0.00(g)(h)    $14.66       21.7%             $5           1.79%          2.29%        2.60%         28%
2003                 --           12.32       22.8               4           2.95           2.31         2.80          33
2002(f)              --           10.26        5.8             0.1           3.67(c)        2.34(c)      3.36(c)       47

--------------------------
+   Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.
    Including such custodian fee credits, the expense ratios for the Realty Fund Class AAA, Realty Fund Class A, Realty Fund
    Class B and Realty Fund Class C would be 1.50%, 1.75%, 2.25% and 2.25%, respectively, for each period.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) Annualized.
(d) Per share data is calculated using the average month-end shares method.
(e) From May 9, 2001 through September 30, 2001, the period through which Class A Shares were continuously outstanding.
(f) From November 26, 2001 through September 30, 2002, the period through which Class B and C Shares were continuously outstanding.
(g) Per share data is calculated using the average shares method.
(h) Amount represents less than $.005 per share.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                         OPERATING PERFORMANCE                        DISTRIBUTIONS TO SHAREHOLDERS
                             --------------------------------------------     ------------------------------------------
                                                 NET
                                              REALIZED
                NET ASSET                        AND              TOTAL                         NET
                  VALUE,         NET       UNREALIZED GAIN        FROM            NET        REALIZED
PERIOD ENDED    BEGINNING    INVESTMENT       (LOSS) ON        INVESTMENT     INVESTMENT      GAIN ON          TOTAL
SEPTEMBER 30    OF PERIOD      INCOME        INVESTMENTS       OPERATIONS       INCOME      INVESTMENTS    DISTRIBUTIONS
------------    ---------    ----------    ---------------     ----------     ----------    -----------    -------------
MIGHTY MITES(SM) FUND
CLASS AAA
2004             $13.42       $(0.03)(j)       $1.84             $1.81              --        $(0.16)         $(0.16)
2003              11.29        (0.03)(f)        2.25              2.22          $(0.04)        (0.05)          (0.09)
2002              10.99         0.03(f)         0.37              0.40           (0.10)           --           (0.10)
2001              14.00         0.12(f)        (0.59)            (0.47)          (0.08)        (2.46)          (2.54)
2000              12.91         0.05(f)         2.76              2.81           (0.10)        (1.62)          (1.72)

CLASS A
2004             $13.46       $(0.06)(j)       $1.84             $1.78              --        $(0.16)         $(0.16)
2003              11.36        (0.05)(f)        2.26              2.21          $(0.06)        (0.05)          (0.11)
2002(i)           10.97        (0.01)(f)        0.40              0.39              --            --              --
2001              14.00         0.09(f)        (0.59)            (0.50)          (0.07)        (2.46)          (2.53)
2000(d)           13.48         0.00(e)(f)      0.52              0.52              --            --              --

CLASS B
2004             $13.30       $(0.14)(j)       $1.82             $1.68              --        $(0.16)         $(0.16)
2003              11.24        (0.11)(f)        2.22              2.11              --         (0.05)          (0.05)
2002              10.96        (0.02)(f)        0.34              0.32          $(0.04)           --           (0.04)
2001(g)           11.92         0.00(e)(f)     (0.96)            (0.96)             --            --              --

CLASS C
2004             $13.25        $0.02(j)        $1.66             $1.68              --        $(0.16)         $(0.16)
2003              11.19        (0.12)(f)        2.23              2.11              --         (0.05)          (0.05)
2002              10.98        (0.06)(f)        0.37              0.31          $(0.10)           --           (0.10)
2001(h)           12.25         0.00(e)(f)     (1.27)            (1.27)             --            --              --

                                                          RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                             -------------------------------------------------------------------------------

                                  NET                       NET                          EXPENSES     EXPENSES
                                 ASSET                     ASSETS,                        NET OF       BEFORE
                                 VALUE,                    END OF           NET           WAIVERS/     WAIVERS/    PORTFOLIO
PERIOD ENDED    REDEMPTION       END OF       TOTAL        PERIOD        INVESTMENT      REIMBURSE-   REIMBURSE-   TURNOVER
SEPTEMBER 30       FEES          PERIOD      RETURN+     (IN 000'S)     INCOME (LOSS)     MENTS(a)     MENTS(b)      RATE
------------    ----------      --------     -------     -----------    -------------    ----------   ----------   ---------
MIGHTY MITES(SM) FUND
CLASS AAA
2004              $0.00(e)(j)    $15.07       13.6%        $50,805          (0.20)%         1.50%        1.66%         36%
2003                 --           13.42       19.8          51,138          (0.21)          1.50         1.66          14
2002                 --           11.29        3.6          31,103           0.27           1.50         1.78          18
2001                 --           10.99       (2.8)         17,404           0.98           1.52         2.20          66
2000                 --           14.00       23.0          15,165           0.38           1.50         2.01          66

CLASS A
2004              $0.00(e)(j)    $15.08       13.3%            $39          (0.42)%         1.75%        1.91%         36%
2003                 --           13.46       19.7              33          (0.46)          1.75         1.91          14
2002(i)              --           11.36        3.6               1           0.02           1.75         2.03          18
2001                 --           10.97       (3.1)             47           0.73           1.77         2.45          66
2000(d)              --           14.00         3.9             49           0.13(c)        1.75(c)      2.26(c)       66

CLASS B
2004              $0.00(e)(j)    $14.82       12.7%           $400          (0.95)%         2.25%        2.41%         36%
2003                 --           13.30       18.9             517          (0.96)          2.25         2.41          14
2002                 --           11.24        2.9               4          (0.48)          2.25         2.53          18
2001(g)              --           10.96       (8.1)              4           0.23(c)        2.27(c)      2.95(c)       66

CLASS C
2004              $0.00(e)(j )   $14.77       12.7%           $308          (0.89)%         2.25%        2.41%         36%
2003                 --           13.25       19.0              99          (0.96)          2.25         2.41          14
2002                 --           11.19        2.8              59          (0.48)          2.25         2.53          18
2001(h)              --           10.98      (10.4)             19           0.23(c)        2.27(c)      2.95(c)       66

--------------------------
+   Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.
    Including such custodian fee credits, the expense ratios for the Mighty Mites(SM) Fund Class AAA, Mighty Mites(SM) Fund
    Class A, Mighty Mites(SM) Fund Class B, and Mighty Mites(SM) Fund Class C would be 1.50%, 1.75%, 2.25% and 2.25%, respectively, for each period.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) Annualized.
(d) Period from June 15, 2000 (offering date of Class A) to September 30, 2000.
(e) Amount represents less than $0.005 per share.
(f) Per share data is calculated using the average month-end shares method.
(g) From June 6, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(h) From August 3, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.
(i) From November 26, 2001 through September 30, 2002, the period through which Class A Shares were continuously outstanding.
    From October 1, 2001 through November 25, 2001, no Class A Shares were outstanding.
(j) Per share data is calculated using the average shares method.

                 See accompanying notes to financial statements.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The Gabelli Westwood Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Westwood Equity Fund, The Gabelli Westwood Balanced Fund, The Gabelli Westwood Intermediate Bond Fund, The Gabelli Westwood SmallCap Equity Fund, The Gabelli Westwood Realty Fund, and The Gabelli Westwood Mighty Mites(SM) Fund (constituting The Gabelli Westwood Funds, hereafter referred to as the "Funds") at September 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
NEW YORK, NEW YORK
NOVEMBER 16, 2004

--------------------------------------------------------------------------------
                   2004 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

U.S. GOVERNMENT INCOME:
The percentage of the ordinary income dividend paid by the Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites(SM) Fund (collectively, the "Funds") during fiscal 2004 which was derived from U.S. Treasury securities was 0%, 13.44%, 19.96%, 0%, 0% and 0%, respectively. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Funds did not meet this strict requirement in 2004. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor for the applicability of the information provided as to your specific situation.
THE GABELLI WESTWOOD EQUITY FUND; THE GABELLI WESTWOOD REALTY FUND
100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 100% and 14.59% of the ordinary income distribution was qualifying dividend income for the Equity Fund and Realty Fund, respectively. The Realty Fund paid to shareholders, on June 21, 2004, a long-term capital gain totaling $0.05, $0.04, $0.04 and $0.04 for Class AAA, Class A, Class B and Class C, respectively.
THE GABELLI WESTWOOD BALANCED FUND
86.21% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 79.06% of the ordinary income distribution was qualifying dividend income.
THE GABELLI WESTWOOD INTERMEDIATE BOND FUND
None of the ordinary income dividend qualifies for the dividend received deduction available to corporations and none of the ordinary income distribution was qualifying dividend income. The Fund paid to shareholders, on December 22, 2003, a long-term capital gain totaling $0.01336 per share.
THE GABELLI MIGHTY MITES(SM) FUND
62.44% of the ordinary income dividend qualifies for the dividend received deduction available to corporations. The Fund paid to shareholders, on December 22, 2003, a long-term capital gain totaling $0.082 per share.
QUALIFIED DIVIDEND INCOME
An estimate of qualified dividend income of $4,753,184, $2,224,375 and $56,635 was received by theEquity Fund, Balanced Fund and RealtyFund, respectively, through September 30, 2004 that qualifies for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

--------------------------------------------------------------------------------

THE GABELLI WESTWOOD FUNDS
ADDITIONAL FUND INFORMATION (UNAUDITED)
-------------------------------------------------------------------------------

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust's Statement of Additional Information includes additional information about The Gabelli Westwood Funds' Trustees and is available, without charge, upon request, by calling 1-800-GABELLI (1-800-422-3554) or by writing to The Gabelli Westwood Funds at One Corporate Center, Rye, NY 10580.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1           LENGTH OF    COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                      OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED 2    BY TRUSTEE         DURING PAST FIVE YEARS                        HELD BY TRUSTEE 3
----------------      -------------  ---------------      ----------------------                       -------------------
INTERESTED TRUSTEES 4:
----------------------
SUSAN M. BYRNE         Since 1987          6       President and Chief Executive Officer of                      --
President and Chief                                Westwood Management Corporation
Investment Officer                                 since 1983 and Chairman and Chief Executive
Age: 58                                            Officer of Westwood Holdings Group

KARL OTTO POHL         Since 1994         34       Member of the Shareholder Committee of          Director of Gabelli Asset
Trustee                                            Sal Oppenheim Jr. & Cie (private investment     Management Inc. (investment
Age: 74                                            bank); Former President of the                  management); Chairman, Incentive
                                                   Deutsche Bundesbank and Chairman of its         Capital and Incentive Asset
                                                   Central Bank Council (1980-1991)                Management (Zurich); Director at
                                                                                                   Sal Oppenheim Jr. & Cie, Zurich
NON-INTERESTED TRUSTEES:
------------------------
ANTHONY J. COLAVITA    Since 1994         36       President and Attorney at Law in the law                     --
Trustee                                            firm of Anthony J. Colavita, P.C.
Age: 68

JAMES P. CONN          Since 1994         13       Former Managing Director and Chief              Director of LaQuinta
Trustee                                            Investment Officer of Financial Security         Corp. (hotels) and
Age: 66                                            Assurance Holdings Ltd. (1992-1998)             First Republic Bank

WERNER J. ROEDER, M.D. Since 1994         26       Vice President/Medical Affairs, Lawrence                      --
Trustee                                            Hospital Center and practicing private
Age: 64                                            physician

SALVATORE J. ZIZZA     Since 2004         24       Chairman, Hallmark Electrical Suppliers Corp.;  Director of Hollis Eden
Trustee                                            Former Executive Vice President of FMG Group    Pharmaceuticals; Director of
Age: 58                                            (OTC), a healthcare provider.                   Earl Scheib, Inc. (automotive
                                                                                                   services)
OFFICERS:
---------
BRUCE N. ALPERT        Since 1994         --       Director and President of Gabelli Advisers, Inc.              --
Vice President                                     Executive Vice President and Chief Operating
and Treasurer                                      Officer of Gabelli Funds, LLC since 1988 and an
Age: 52                                            officer of all mutual funds advised by Gabelli
                                                   Funds, LLC and its affiliates

PATRICIA R. FRAZE      Since 1990         --       Executive Vice President of Westwood                          --
Vice President                                     Management Corporation and former fixed
Age: 61                                            income analyst and portfolio manager

JAMES E. MCKEE         Since 1995         --       Vice President, General Counsel and Secretary of Gabelli      --
Secretary                                          Asset Management Inc. since 1999 and GAMCO Investors,
Age: 41                                            Inc. since 1993; Secretary of all mutual funds advised
                                                   by Gabelli Advisers, Inc. and Gabelli Funds, LLC

-----------------
  1  Address:  One Corporate Center,  Rye, NY 10580-1422,  unless otherwise noted. Ms. Byrne's address is 300 Crescent Court,  Suite
     1300, Dallas, TX 75201.
  2  Each Trustee will hold office for an indefinite  term until the earliest of (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and  qualification  of his or her successor,  if any, elected at such meeting,  or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the
     Board of Trustees or  shareholders,  in accordance with the Company's  Amended By-Laws and Amended and Restated  Declaration of
     Trust.
  3  This column  includes only  directorships  of companies  required to report to the SEC under the Securities and Exchange Act of
     1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
  4  "Interested person" of the Company as defined in the Investment Company Act of 1940. Mr. Otto Pohl is considered an "interested person"  because of his  affiliation  with the parent  company of the Funds'  investment  adviser.  Ms. Byrne is  considered an
     "interested person" because of her affiliation with the Funds' investment sub-adviser.

                           THE GABELLI WESTWOOD FUNDS
                           ==========================

                              One Corporate Center
                            Rye, New York 10580-1422

                        GENERAL AND ACCOUNT INFORMATION:
                           800-GABELLI [800-422-3554]
                                fax: 914-921-5118
                            website: www.gabelli.com
                            e-mail: info@gabelli.com


                                Board of Trustees

SUSAN M. BYRNE                          JAMES P. CONN
CHAIRMAN AND CEO                        FORMER CHIEF INVESTMENT OFFICER
WESTWOOD HOLDINGS                       FINANCIAL SECURITY ASSURANCE
GROUP                                   HOLDINGS LTD.

KARL OTTO POHL                          WERNER J. ROEDER, MD
FORMER PRESIDENT                        VICE PRESIDENT/MEDICAL AFFAIRS
DEUTCHE BUNDESBANK                      LAWRENCE HOSPITAL CENTER

ANTHONY J. COLAVITA                     SALVATORE J. ZIZZA
ATTORNEY-AT-LAW                         CHAIRMAN
ANTHONY J. COLAVITA, P.C.               HALLMARK ELECTRICAL SUPPLIES CORP.



                                    Officers

SUSAN M. BYRNE                          BRUCE N. ALPERT
PRESIDENT AND CHIEF                     VICE PRESIDENT AND TREASURER
INVESTMENT OFFICER

JAMES E. McKEE                          PATRICIA R. FRAZE
SECRETARY                               VICE PRESIDENT


                               Investment Adviser
                               ------------------
                             Gabelli Advisers, Inc.

                             Investment Sub-Adviser
                             ----------------------
                         Westwood Management Corporation

                                   Distributor
                                   -----------
                             Gabelli &Company, Inc.

                                    Custodian
                                    ---------
                              The Bank of New York

                                  Legal Counsel
                                  -------------
                      Paul, Hastings, Janofsky & Walker LLP



--------------------------------------------------------------------------------
This report is submitted for the information of the shareholders of
The Gabelli Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GABWWQ304SR

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that James P. Conn is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------
     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $134,100 in 2004 and $125,700 in 2003.

Audit-Related Fees
------------------
     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2004 and $0 in 2003.

Tax Fees
--------
     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $19,780 in 2004 and $19,500 in 2003.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees
--------------
     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2003.

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
              (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Gabelli and any affiliate of Gabelli that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2004 and $0 in 2003.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not yet applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees has a Nominating Committee comprised of three "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Trustees, namely Anthony J. Colavita, James P. Conn and Werner J. Roeder. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Trustee candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Trustees, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

     o The name of the shareholder and evidence of the person's ownership of shares of the Trust, including the number of shares owned and the length of time of ownership;

     o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Trustee of the Trust and the person's consent to be named as a Trustee if selected by the Nominating Committee and nominated by the Board of Trustees; and

     o If requested by the Nominating Committee, a completed and signed Trustees questionnaire.

The shareholder recommendation and information described above must be sent to the Trust's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Trust's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Trustee of the Trust are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Trustees' oversight of the business and affairs of the Trust and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Trust. The Nominating Committee also seeks to have the Board of Trustees represent a diversity of backgrounds and experience.

The Trust's Nominating Committee has adopted a charter (the "Charter"), which was approved by the Board of Trustees on May 11, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, that is the subject of disclosure required by Item 2, filed as exhibit (a)(1) to the Registrant's Form N-CSR, filed on December 8, 2003 (Accession No. 0000935069-03-001628).

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Westwood Funds
            --------------------------------
By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive Officer

Date     December 8, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive
                                    Officer & Principal Financial Officer

Date     December 8, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.